                                    NATIONS
                                     FUNDS

                         Investments For A Lifetime(SM)





                                     MONEY
                                     MARKET
                                     FUNDS




                ANNUAL REPORT FOR THE YEAR ENDED MARCH 31, 1997

    NOT                                  MAY LOSE VALUE
    FDIC-
    INSURED                              NO BANK GUARANTEE

NATIONS FUNDS DISTRIBUTOR: STEPHENS INC. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, N.A., IS NOT A BANK AND SECURITIES OFFERED BY IT ARE NOT GUARANTEED BY ANY BANK OR INSURED BY THE FDIC. STEPHENS INC., MEMBER NYSE-SIPC.

NATIONS FUNDS INVESTMENT ADVISER: NATIONSBANC ADVISORS, INC.

NATIONS FUNDS INVESTMENT SUB-ADVISERS: TRADESTREET INVESTMENT ASSOCIATES, INC. AND GARTMORE GLOBAL PARTNERS.

NATIONS FUNDS

DEAR SHAREHOLDER:

We are pleased to present the Nations Funds annual report for the fiscal year ended March 31, 1997. Overall, domestic equity markets rewarded investors with strong returns. In fact, during this period the U.S stock market reached record levels. More recently, the markets have experienced increasing volatility as concerns have surfaced about strong economic growth leading to inflation. When markets experience fluctuations like this, it is often unsettling. Investors should be cautioned, however, not to confuse short-term volatility with long-term trends.

The last two years marked a period that most investors (particularly equity investors) will look back upon with great satisfaction. Domestic equity returns averaged better than 18% during 1996; and for the last two years, have exceeded 50%(1). Several factors contributed to 1996's favorable market results: 1) The continued strength in the U.S. economy; 2) No real evidence of inflationary pressures; 3) U.S. corporations experiencing continued profit growth; and 4) Record cash inflow into equity mutual funds. Investors should note that returns on stocks have been exceptional and well above the historical average of 10.7%.(2)

Looking out into 1997, the investment environment continues to read as if it were being scripted to enhance financial assets -- moderate but persistent economic growth, low inflation and strong earnings. Although the duration of this economic expansion is six years and counting, there does not appear to be anything on the horizon that would move the economy off its current track.

Importantly, after a long period of outperformance by stocks, investors should pay particular attention to their current allocation relative to their objectives and risk tolerance. We are expecting that future advances in the markets will be accompanied by increased volatility and periodic corrections as the market adjusts to factors such as recent changes in monetary policy. While we believe that markets will reach significant new highs before the end of the millennium, markets do not go straight up and there will be periods of decline along the way.

Thank you for your continued confidence in the Nations Funds family of funds.

Sincerely,
[LOGO]                                     [LOGO]
A. Max Walker                              Mark H. Williamson
President and Chairman of the Board        President, NationsBanc Advisors, Inc.
March 31, 1997
(1) AS MEASURED BY THE S&P 500 INDEX.
(2) IBBOTSON ASSOCIATES, STOCKS, BONDS, BILLS AND INFLATION 1997 YEARBOOK

THE NATIONS FUNDS ADVANTAGE

A family of mutual funds provides investors with a number of advantages, including the ability to shift investment assets among funds as their financial objectives or market conditions change. The Nations Funds family of mutual funds includes a broad array of professionally managed domestic and international stock, bond and money market funds advised by NationsBanc Advisors, Inc. The family was designed to accommodate a wide variety of investment objectives across the risk/reward spectrum.

POTENTIAL RETURN

                                                                     LONGER TERM
MONEY                  SHORTER                INTERMEDIATE           DOMESTIC                                   EQUITY
MARKET                 MATURITY               MATURITY               AND GLOBAL             BALANCED            INCOME
FUNDS                  BOND FUNDS             BOND FUNDS             BOND FUNDS             FUNDS               FUNDS

* Nations              * Nations Short-       * Nations              * Nations Global       * Nations           * Nations
  Prime Fund             Intermediate           Strategic Fixed        Government             Balanced            Equity Income
                         Government             Income Fund            Income Fund            Assets Fund         Fund
* Nations                Fund
  Government                                  * Nations              * Nations
  Money Market         * Nations                Intermediate           Diversified
  Fund                   Short-Term             Municipal              Income Fund
                         Income Fund            Bond Fund
* Nations                                                            * Nations
  Treasury Fund        * Nations Short-       * Nations                Government
                         Term Municipal         State-Specific         Securities Fund
* Nations Tax            Income Fund            Intermediate
  Exempt Fund                                   Municipal            * Nations
                                                Bond Funds             Municipal
                                                                       Income Fund

                                                                     * Nations State-
                                                                       Specific Long-
                                                                       Term Municipal
                                                                       Bond Funds


                                                                                                   GROWTH & INCOME (ARROW RIGHT)


                                      CURRENT INCOME (ARROW RIGHT)

(ARROW LEFT)  STABILITY                                             RISK (VARIABILITY) (ARROW RIGHT)

        For specific information on developing an investment portfolio that will more closely target your investment objectives, contact your investment representative or Nations Fund for fund brochures and prospectuses at
(800) 982-2271.

        The Nations Funds family also includes Nations Equity Index Fund, which seeks to match the performance of the S&P 500 before fees and expenses.

GROWTH                 LARGE                  SMALLER                                       REGION-SPECIFIC
AND INCOME             CAPITALIZAITON         CAPITALIZATION         INTERNATIONAL          INTERNATIONAL
FUNDS                  GROWTH FUNDS           GROWTH FUNDS           EQUITY FUNDS           FUNDS

* Nations              * Nations              * Nations              * Nations              * Nations
  Value Fund             Disciplined            Emerging               International          Emerging
                         Equity Fund            Growth Fund            Equity Fund            Markets Fund

                       * Nations Capital                                                    * Nations
                         Growth Fund                                                          Pacific Growth
                                                                                              Fund

                                                AGGRESSIVE GROWTH (ARROW RIGHT)

GROWTH (ARROW RIGHT)


                                        SPECIALTY FUNDS
                                        MANAGED INDEX FUNDS

                                          Nations Managed SmallCap Index Fund

                                          Nations Managed Index Fund

NATIONS FUNDS
Nations Prime Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

 PRINCIPAL                            MATURITY         VALUE
   AMOUNT                               DATE          (NOTE 1)
------------------------------------------------------------------
BANK
OBLIGATIONS --
16.7%
               CERTIFICATES OF DEPOSIT --
               DOMESTIC -- 1.9%
               Bankers Trust Company
               of New York:
$ 15,000,000   5.580%................ 10/30/97     $   14,961,519
  20,000,000   5.910%................ 03/12/98         19,994,577
  40,000,000   6.000%................ 03/24/98         39,953,316
  10,000,000   Mellon Bank
               Corporation,
               6.030%................ 09/23/97          9,996,099
                                                     ------------
                                                       84,905,511
                                                     ------------
               CERTIFICATES OF DEPOSIT --
               YANKEE -- 14.8%
               Bank of Tokyo Mitsubishi,
               (New York):
  30,000,000   5.600%................ 04/16/97         30,000,000
  35,000,000   5.570%................ 04/30/97         35,000,000
  15,000,000   5.590%................ 05/05/97         15,000,000
  30,000,000   5.800%................ 06/30/97         30,000,000
  10,000,000   5.560%................ 07/18/97         10,000,000
  40,000,000   5.700%................ 09/30/97         40,000,000
               Bayerische Landesbank
               AG, (New York):
 100,000,000   5.6625%+.............. 08/01/97        100,000,000
  50,000,000   5.6550%............... 12/19/97         50,000,000
  25,000,000   5.7500%............... 12/19/97         25,000,000
  50,000,000   Canadian Imperial Bank,
               (New York),
               5.330%................ 04/30/97         50,000,399
  20,000,000   Deutsche Bank,
               (New York),
               5.860%................ 03/10/98         19,992,808
               National Bank of Canada,
               (New York):
  20,000,000   5.850%................ 02/27/98         20,000,000
  20,000,000   5.940%................ 03/06/98         20,000,000
  30,000,000   6.030%................ 03/18/98         29,997,244
               Sanwa Bank Ltd. of
               New York:
  50,000,000   5.530%................ 04/14/97         50,000,323
  50,000,000   5.510%................ 05/19/97         50,001,316
  50,000,000   5.640%................ 07/15/97         50,000,000
  20,000,000   5.660%................ 09/11/97         20,000,000
                                                     ------------
                                                      644,992,090
                                                     ------------
               TOTAL BANK OBLIGATIONS
               (Cost $729,897,601)............        729,897,601
                                                     ============
CORPORATE
OBLIGATIONS --
53.7%
               COMMERCIAL PAPER -- 38.1%
  30,000,000   AC Acquisition Holding
               Company,   Discount
               note(a)............... 04/28/97         29,880,075
               Aetna Services, Inc.:
  20,000,000   Discount note......... 04/10/97         19,971,000
  20,000,000   Discount note......... 04/11/97         19,967,667
  30,000,000   Bankers Trust Company,
               Discount note......... 04/15/97         29,937,350
  45,417,000   Columbia/HCA Healthcare
               Corporation,
               Discount note(a)...... 04/01/97         45,417,000
               Dynamic Funding
               Corporation:
  35,936,000   Discount note......... 04/11/97         35,881,098
   3,995,000   Discount note......... 04/14/97          3,987,022
  23,415,000   Discount note......... 04/15/97         23,364,463
  24,748,000   Discount note......... 04/24/97         24,657,086

 PRINCIPAL                            MATURITY         VALUE
   AMOUNT                               DATE          (NOTE 1)
------------------------------------------------------------------
CORPORATE
OBLIGATIONS --
(CONTINUED)
               COMMERCIAL PAPER --
               (CONTINUED)
               Dynamic Funding
               Corporation (continued):
               Finova Capital
               Corporation:
$ 25,000,000   Discount note......... 04/08/97     $   24,973,993
  20,000,000   Discount note......... 04/14/97         19,961,578
  17,500,000   Discount note......... 04/17/97         17,458,389
               General Motors
               Acceptance Corporation:
  30,000,000   Discount note......... 06/23/97         29,624,425
  25,000,000   Discount note......... 07/09/97         24,626,000
  30,000,000   Discount note......... 08/25/97         29,350,300
               GTE Corporation:
  27,000,000   Discount note......... 04/03/97         26,991,975
  31,000,000   Discount note......... 04/08/97         30,967,691
  24,000,000   Discount note......... 04/08/97         23,974,940
               International
               Securitization
               Corporation:
  13,594,000   Discount note(a)...... 04/10/97         13,575,750
  40,000,000   Discount note(a)...... 04/17/97         39,904,356
  12,494,000   Discount note(a)...... 04/21/97         12,456,865
  50,000,000   Discount note(a)...... 04/24/97         49,830,695
  30,000,000   Discount note(a)...... 05/15/97         29,801,267
   9,874,000   Discount note(a)...... 05/27/97          9,791,826
  20,731,000   Discount note(a)...... 06/23/97         20,462,384
  11,911,000   Discount note(a)...... 06/24/97         11,762,033
  10,278,000   Discount note(a)...... 08/18/97         10,067,275
               Lehman Brothers
               Holdings Inc.:
 150,000,000   Discount note......... 04/01/97        150,000,000
  35,000,000   Discount note......... 04/25/97         34,874,583
  22,000,000   Discount note......... 06/06/97         21,780,183
  40,000,000   Discount note......... 11/21/97         38,479,000
               National Bank of Canada:
  35,000,000   Discount note......... 06/02/97         34,650,992
  30,000,000   Discount note......... 06/06/97         29,702,725
  25,000,000   Discount note......... 07/01/97         24,665,069
  25,000,000   Newell Company,
               Discount note(a)...... 04/01/97         25,000,000
               Nynex Corporation:
  17,000,000   Discount note......... 04/04/97         16,992,435
  29,000,000   Discount note......... 04/07/97         28,974,190
  30,000,000   Discount note......... 04/09/97         29,964,400
  12,500,000   Discount note......... 04/29/97         12,448,083
               ODC Capital Corporation:
  28,500,000   Discount note(b)...... 04/09/97         28,466,117
  45,000,000   Discount note(b)...... 04/11/97         44,933,125
               Renault Credit
               International:
  25,000,000   Discount note......... 04/07/97         24,977,667
  25,000,000   Discount note......... 04/14/97         24,951,070
   8,000,000   SRD Finance Inc.,
               (Bank of Tokyo
               Mitsubishi, Ltd LOC),
               Discount note......... 04/24/97          7,970,509
               Sumitomo Corporation
               of America:
  50,000,000   Discount note......... 04/01/97         50,000,000
  23,000,000   Discount note......... 04/15/97         22,951,700
  20,000,000   Discount note......... 04/23/97         19,934,000
  25,000,000   Discount note......... 05/12/97         24,847,104

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

 PRINCIPAL                            MATURITY         VALUE
   AMOUNT                               DATE          (NOTE 1)

------------------------------------------------------------------
CORPORATE
OBLIGATIONS --
(CONTINUED)
               COMMERCIAL PAPER --
               (CONTINUED)
               Sumitomo Corporation of
               America (continued):
$ 15,000,000   Discount note......... 06/23/97     $   14,812,212
  15,000,000   Discount note......... 07/09/97         14,775,187
  15,000,000   Discount note......... 08/11/97         14,704,100
  25,000,000   Discount note......... 08/13/97         24,497,500
               TI Group Inc.:
  10,000,000   Discount note(a)...... 04/15/97          9,979,000
   9,000,000   Discount note(a)...... 04/24/97          8,968,950
  29,024,000   Towson Town
               Center, Inc.,
               (Bank of Tokyo
               Mitsubishi, Ltd. LOC),
               Discount note......... 04/15/97         28,961,357
               Tri-Lateral Capital
               (USA) Inc.:
  17,965,000   Discount note(b)...... 04/21/97         17,909,308
  46,200,000   Discount note(b)...... 05/19/97         45,867,360
  25,380,000   Discount note(b)...... 06/24/97         25,043,630
               Tribune Company:
  60,000,000   Discount note(a)...... 04/29/97         59,738,666
  35,000,000   Discount note(a)...... 05/02/97         34,829,715
   5,000,000   WCP Funding, Inc.,
               Discount note(a)...... 04/14/97          4,990,394
                                                     ------------
                                                    1,660,284,834
                                                    =============
               CORPORATE NOTES -- 15.6%
               Bankers Trust Company
               of New York:
  76,000,000   5.680%+(b)............ 04/01/97+++      75,989,216
  15,000,000   5.680%+(b)............ 04/01/97+++      14,995,736
               Bear Stearns & Company,
               Inc.:
  50,000,000   5.690%+............... 04/01/97+++      50,000,000
  25,000,000   5.710%+............... 04/01/97+++      25,000,000
  35,000,000   5.488%+............... 04/04/97+++      35,000,000
               Beta Finance Inc.:
  25,000,000   5.760%+(b)............ 04/01/97+++      25,000,000
  75,000,000   5.870%+(b)............ 04/01/97+++      75,000,000
  20,000,000   5.800%(b)............. 03/03/98         20,000,000
  10,000,000   Chrysler Financial
               Corporation,
               6.390%................ 10/03/97         10,009,541
  25,000,000   CS First Boston,
               5.690%+............... 04/01/97+++      25,000,000
  50,000,000   General Motors
               Acceptance Corporation,
               5.690%+............... 04/01/97+++      49,995,994
  14,000,000   Goldman Sachs Group,
               L.P.,
               6.100%................ 04/15/98         13,982,220
               International Business
               Machines Credit
               Corporation:
  30,000,000   5.720%+............... 04/01/97+++      30,000,000
  35,000,000   5.720%+............... 04/01/97+++      35,000,000
  50,000,000   5.720%+............... 04/01/97+++      50,000,000

 PRINCIPAL                            MATURITY         VALUE
   AMOUNT                               DATE          (NOTE 1)
------------------------------------------------------------------
CORPORATE
OBLIGATIONS --
(CONTINUED)
               CORPORATE NOTES --
               (CONTINUED)
               Lehman Brothers
               Holdings Inc.:
$ 18,530,000   8.3750%............... 04/01/97     $   18,530,000
  50,000,000   5.5375%+.............. 04/08/97+++      50,000,000
               Merrill Lynch &
               Company Inc.:
  50,000,000   5.670%+............... 04/01/97+++      50,000,000
  25,000,000   5.680%+............... 04/01/97+++      25,000,000
                                                     ------------
                                                      678,502,707
                                                     ------------
               TOTAL CORPORATE
               OBLIGATIONS
               (Cost $2,338,787,541)..........      2,338,787,541
                                                    =============
GUARANTEED
INVESTMENT
CONTRACTS --
13.1%
               Allstate Life Insurance
               Company:
  25,000,000   5.587%**+............. 06/27/97#        25,000,000
  25,000,000   5.587%**+............. 06/27/97#        25,000,000
  25,000,000   Anchor National Life
               Insurance Company,
               5.683%**+............. 06/27/97#        25,000,000
               Commonwealth Life
               Insurance Company, Inc.:
  10,000,000   5.640%**+............. 09/29/97#        10,000,000
  62,000,000   5.640%**+............. 09/29/97#        62,000,000
  50,000,000   General American Life
               Insurance Company,
               5.580%**+............. 04/07/97#        50,000,000
  60,000,000   Life Insurance Company
               of Georgia,
               5.663%**+............. 09/29/97#        60,000,000
               Life Insurance Company
               of Virginia:
  50,000,000   5.369%**+............. 04/07/97#        50,000,000
  25,000,000   5.392%**+............. 04/07/97#        25,000,000
  25,000,000   5.392%**+............. 04/07/97#        25,000,000
 100,000,000   New York Life
               Insurance Company,
               5.652%**+............. 10/06/97+++     100,000,000
               Peoples Security Life
               Insurance Company:
  20,000,000   5.690%**+............. 12/04/97+++      20,000,000
  20,000,000   5.640%**+............. 09/29/97#        20,000,000
  50,000,000   Sun Life Insurance
               Company of America,
               5.743%**+............. 09/29/97#        50,000,000
  25,000,000   Travelers Life
               Insurance Company,
               5.518%**+............. 05/01/97+++      25,000,000
                                                     ------------
               TOTAL GUARANTEED
               INVESTMENT CONTRACTS
               (Cost $572,000,000)............        572,000,000
                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

 PRINCIPAL                            MATURITY         VALUE
   AMOUNT                               DATE          (NOTE 1)
------------------------------------------------------------------
MUNICIPAL BONDS
-- 4.1%
$ 28,800,000   Illinois (State of),
               Student Assistance
               Commission, First
               National Bank
               of Chicago LOC,
               5.670%+............... 04/02/97+++  $   28,800,000
  24,800,000   Indiana (State of),
               Financing Authority,
               Economic Development
               Revenue, Qualitech
               Steel, National City
               Bank, Indiana LOC,
               5.660%+............... 04/02/97+++      24,800,000
  24,500,000   Missouri (State of),
               Economic Development
               Revenue, Export and
               Infrastructure Board,
               (Biocraft Laboratories
               Inc. Project), PNC
               Bank LOC,
               5.850%+............... 04/02/97+++      24,500,000
 100,000,000   Virginia (State of),
               Housing Development
               Authority,
               5.600%+............... 04/02/97+++     100,000,000
                                                     ------------
               TOTAL MUNICIPAL BONDS
               (Cost $178,100,000)............        178,100,000
                                                     ============
U.S. GOVERNMENT
OBLIGATIONS --
7.1%
               Federal Home Loan Bank:
  50,000,000   5.670%+............... 04/01/97+++      50,000,000
  18,000,000   4.621%++.............. 04/29/97+++      18,000,000
               Student Loan Marketing
               Association Floating
               Rate Notes:
  20,000,000   5.580%+............... 04/01/97+++      20,000,000
  11,600,000   5.600%+............... 04/01/97+++      11,570,671
  12,000,000   5.600%+............... 04/01/97+++      12,000,000
  21,000,000   5.620%+............... 04/01/97+++      20,990,166
  47,500,000   5.620%+............... 04/01/97+++      47,371,212
  70,000,000   5.710%+............... 04/01/97+++      70,000,000
  10,000,000   5.760%+............... 04/01/97+++      10,000,000
  50,000,000   5.790%+............... 04/01/97+++      50,000,000
                                                     ------------
               TOTAL U.S. GOVERNMENT
               OBLIGATIONS
               (Cost $309,932,049)............        309,932,049
                                                     ============
TIME DEPOSIT --
DOMESTIC --
0.3%
(Cost
$15,000,000)
  15,000,000   Societe Generale,
               6.000%................ 04/01/97         15,000,000
                                                     ============

 PRINCIPAL                                             VALUE
   AMOUNT                                             (NOTE 1)
------------------------------------------------------------------
REPURCHASE
AGREEMENT --
4.6%
(Cost
$200,000,000)
$200,000,000   Agreement with Morgan (J.P.)
               Securities Inc., 6.600%
               dated 03/31/97 to be
               repurchased at $200,036,667 on
               04/01/97, collateralized
               by $204,000,822
               Qualified First Tier
               Money Market
               Instruments,
               5.910% -- 6.050% due
               06/20/97 -- 09/18/97.........         $200,000,000
                                                     ============
   SHARES
-----------
MONEY MARKET
FUNDS -- 0.3%
  10,077,000   AIM Liquid Asset Portfolio.....         10,077,000
     106,000   AIM Prime Fund.................            106,000
   1,820,000   Dreyfus Cash Management Plus
               Fund...........................          1,820,000
      39,000   Fidelity Institutional
               Cash Portfolio.................             39,000
               TOTAL MONEY MARKET FUNDS
               (Cost $12,042,000).............         12,042,000
                                                     ============
TOTAL INVESTMENTS
(Cost $4,355,759,191*)..............  99.9%         4,355,759,191
OTHER ASSETS AND
LIABILITIES (NET)...................   0.1              3,377,128
                                                     ------------
                                      ----
NET ASSETS.......................... 100.0%        $4,359,136,319
                                      =====        ==============

---------------

  * Aggregate cost for Federal tax purposes.
 ** Restricted security (Note 5).
  + Floating/variable rate note. The interest rate shown reflects the rate in effect at March 31, 1997.
 ++ Variable rate security. The interest rate shown is tied to the Cost of Funds
    Index and resets on a delayed basis.
+++ Reset date. Interest rates reset either daily, weekly, monthly, quarterly or semi-annually.
 # Security subject to a demand feature which allows the Fund to put the security back to the issuer from 7 to 180 calendar days.
(a) Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATION:
LOC  Letter of Credit

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Government Money Market Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

 PRINCIPAL                             MATURITY        VALUE
  AMOUNT                                 DATE         (NOTE 1)
------------------------------------------------------------------
U.S.
GOVERNMENT
AGENCY
OBLIGATIONS --
95.9%
              FEDERAL FARM CREDIT BANK -- 11.8%
$ 3,350,000   Discount note..........  04/01/97     $  3,350,000
  6,500,000   Discount note..........  04/04/97        6,497,156
  4,800,000   Discount note..........  04/09/97        4,794,400
  8,000,000   Discount note..........  04/15/97        7,983,636
  8,000,000   Discount note..........  04/17/97        7,981,476
  8,000,000   Discount note..........  04/22/97        7,975,593
  6,000,000   Discount note..........  07/21/97        5,902,135
                                                    ------------
                                                      44,484,396
                                                    ------------
              FEDERAL FARM CREDIT BANK
              FLOATING RATE NOTES -- 10.7%
 20,000,000   5.510%+................  04/01/97+++    19,997,042
 20,000,000   5.510%+................  04/01/97+++    19,998,992
                                                    ------------
                                                      39,996,034
                                                    ------------
              FEDERAL FARM CREDIT BANK
              NOTES -- 6.7%
 15,000,000   5.600%.................  06/03/97       14,996,375
 10,000,000   5.840%.................  06/18/97        9,996,729
                                                    ------------
                                                      24,993,104
                                                    ------------
              FEDERAL HOME LOAN
              BANK -- 19.4%
 39,945,000   Discount note..........  04/01/97       39,945,000
 10,000,000   Discount note..........  04/10/97        9,986,950
  5,000,000   Discount note..........  05/08/97        4,973,021
  5,000,000   Discount note..........  05/29/97        4,957,789
  8,000,000   Discount note..........  07/14/97        7,878,204
  5,000,000   Discount note..........  08/06/97        4,901,751
                                                    ------------
                                                      72,642,715
                                                    ------------
              FEDERAL HOME LOAN BANK
              FLOATING RATE NOTES -- 8.5%
 25,000,000   5.670%+................  04/01/97+++    25,000,000
  7,000,000   4.621%++...............  04/29/97+++     7,000,000
                                                    ------------
                                                      32,000,000
                                                    ------------
              FEDERAL HOME LOAN BANK
              NOTES -- 8.2%
  8,000,000   5.850%.................  11/06/97        8,000,000
  8,000,000   5.625%.................  12/26/97        8,000,000
  8,000,000   5.675%.................  02/12/98        7,987,512
  6,900,000   5.875%.................  02/12/98        6,900,000
                                                    ------------
                                                      30,887,512
                                                    ------------

 PRINCIPAL                             MATURITY        VALUE
  AMOUNT                                 DATE         (NOTE 1)
------------------------------------------------------------------
U.S.
GOVERNMENT
AGENCY
OBLIGATIONS --
(CONTINUED)
              STUDENT LOAN MARKETING
              ASSOCIATION FLOATING
              RATE NOTES -- 27.9%
$25,000,000   5.550%+................  04/01/97+++  $ 24,997,160
 25,000,000   5.580%+................  04/01/97+++    25,000,000
 14,800,000   5.600%+................  04/01/97+++    14,800,000
 20,000,000   5.710%+................  04/01/97+++    19,999,915
 20,000,000   5.790%+................  04/01/97+++    20,000,000
                                                    ------------
                                                     104,797,075
                                                    ------------
              STUDENT LOAN MARKETING
              ASSOCIATION
                STRUCTURED NOTE -- 2.7%
 10,000,000   5.870%.................  06/30/97       10,003,494
                                                    ------------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
              (Cost $359,804,330)..............      359,804,330
                                                     ===========
  SHARES
----------
                    MONEY MARKET FUND -- 3.5%
                    (Cost $13,228,500)
 13,228,500   Dreyfus Treasury Prime Cash
                Management Fund................       13,228,500
                                                     -----------
 TOTAL INVESTMENTS
  (Cost $373,032,830*)...............   99.4%        373,032,830
OTHER ASSETS AND
  LIABILITIES (NET)..................    0.6           2,280,880
                                        ----        ------------
NET ASSETS...........................  100.0%       $375,313,710
                                       =====        ============

---------------

  * Aggregate cost for Federal tax purposes.

  + Variable rate security. The interest rate shown reflects the rate in effect at March 31, 1997.

 ++ Variable rate security. Interest rate shown is tied to the Cost of Funds
    Index and resets on a delayed basis.

+++ Reset date. Interest rates reset either daily, weekly or monthly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Treasury Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

 PRINCIPAL                               MATURITY      VALUE
   AMOUNT                                  DATE       (NOTE 1)
------------------------------------------------------------------
U.S. TREASURY
OBLIGATIONS --
15.8%
               U.S. TREASURY BILLS -- 8.6%
$ 20,000,000   Discount note#..........  04/03/97   $ 19,994,111
  35,000,000   Discount note#..........  04/10/97     34,955,156
  50,000,000   Discount note#..........  05/01/97     49,777,708
  30,000,000   Discount note#..........  08/21/97     29,346,800
  25,000,000   Discount note#..........  10/16/97     24,264,031
  25,000,000   Discount note#..........  11/13/97     24,176,041
  50,000,000   Discount note#..........  01/08/98     47,924,167
  40,000,000   Discount note#..........  02/05/98     38,167,556
                                                     ------------
                                                     268,605,570
                                                     ------------
               U.S. TREASURY NOTES -- 7.2%
  65,000,000   6.500%#.................  04/30/97     65,037,745
  20,000,000   6.125%#.................  05/31/97     20,012,316
  50,000,000   5.875%#.................  07/31/97     50,090,513
  25,000,000   5.750%#.................  09/30/97     25,006,295
  40,000,000   5.625%#.................  10/31/97     40,008,845
  25,000,000   6.125%..................  03/31/98     25,062,238
                                                     ------------
                                                     225,217,952
                                                     ------------
               TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $493,823,522)...............    493,823,522
                                                     ===========

REPURCHASE
AGREEMENTS --
96.5%
               REPURCHASE AGREEMENTS --
               FIXED RATE -- 93.3%
  50,000,000   Agreement with Bankers Trust N.Y.
                 Corporation, 6.000% dated
                 03/31/97 to be repurchased at
                 $50,008,333 on 04/01/97
                 collateralized by $50,000,462
                 U.S. Treasury Notes, 5.625% --
                 7.750% due 01/31/00 --
                 02/15/05......................       50,000,000
 720,000,000   Agreement with Bankers Trust N.Y.
                 Corporation, 6.500% dated
                 03/31/97 to be repurchased at
                 $720,130,000 on 04/01/97
                 collateralized by: $40,391,422
                 U.S. Treasury Bills, due
                 04/24/97 -- 10/16/97;
                 $370,423,295 U.S. Treasury
                 Bonds, 6.500% -- 12.750% due
                 11/15/10 -- 02/15/27;
                 $323,879,487 U.S. Treasury
                 Notes, 5.125% -- 8.000% due
                 09/30/97 -- 02/15/07...........     720,000,000
 150,000,000   Agreement with BZW Securities
                 Corporation, 6.400% dated
                 03/31/97 to be repurchased at
                 $150,026,667 on 04/01/97
                 collateralized by: $33,605,183
                 U.S. Treasury Bill due
                 07/03/97; $119,395,558 U.S.
                 Treasury Notes, 5.875% -- 6.625%
                 due 05/15/97 -- 03/31/02.......     150,000,000

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
------------------------------------------------------------------
REPURCHASE
AGREEMENTS --
(CONTINUED)
               REPURCHASE AGREEMENTS -- FIXED
                 RATE -- (CONTINUED)
$471,921,000   Agreement with CS First Boston
                 Corporation. Interest is
                 payable monthly. The agreement
                 is terminable by the Fund
                 daily. The final maturity date
                 of the agreement is 07/01/97
                 collateralized by: $40,945,854
                 U.S. Treasury Strips, Principal
                 Only, due 08/15/98 -- 02/15/25;
                 $442,679,429 U.S. Treasury
                 Strips, Interest Only, due
                 08/15/97 -- 02/15/23##.........  $  471,921,000
  20,000,000   Agreement with Dean Witter,
                 Reynolds, Inc., 4.750% dated
                 03/31/97 to be repurchased at
                 $20,002,639 on 04/01/97
                 collateralized by: $8,861,977
                 U.S. Treasury Bills due
                 05/01/97 -- 02/05/98;
                 $11,538,943 U.S. Treasury
                 Notes, 4.750% -- 8.750% due
                 05/15/98 -- 08/15/05...........      20,000,000
 150,000,000   Agreement with Dresdner Bank
                 Inc., 6.320% dated 03/31/97 to
                 be repurchased at $150,026,333
                 on 04/01/97 collateralized by
                 $153,002,738 U.S. Treasury
                 Notes, 4.750% -- 9.250% due
                 11/15/97 -- 11/15/98...........     150,000,000
 150,000,000   Agreement with First Union
                 Corporation, 6.400% dated
                 03/31/97 to be repurchased at
                 $150,026,667 on 04/01/97
                 collateralized by: $21,515,592
                 U.S. Treasury Bills due
                 04/03/97 -- 02/05/98;
                 $9,359,610 U.S. Treasury Bonds,
                 6.250% -- 10.625% due
                 08/15/15 -- 08/15/23;
                 $119,396,890 U.S. Treasury
                 Notes, 5.250% -- 7.250% due
                 12/31/97 -- 08/15/03...........     150,000,000
 150,000,000   Agreement with Goldman, Sachs &
                 Company, 6.650% dated 03/31/97
                 to be repurchased at
                 $150,027,708 on 04/01/97
                 collateralized by $153,033,010
                 GNMA, 6.500% -- 7.125% due
                 08/20/23 -- 10/20/26...........     150,000,000
  50,000,000   Agreement with HSBC Securities,
                 6.250% dated 03/31/97 to be
                 repurchased at $50,008,681 on
                 04/01/97 collateralized by
                 $51,001,141 GNMA, 6.500% --
                 9.000% due 09/15/09 --
                 03/20/27.......................      50,000,000
 100,000,000   Agreement with HSBC Securities,
                 6.650% dated 03/31/97 to be
                 repurchased at $100,018,472 on
                 04/01/97 collateralized by:
                 $44,881,983 GNMA, 5.000% --
                 13.250% due 08/20/16 --
                 10/20/26; $57,122,892 U.S.
                 Treasury Bonds, 8.375% --
                 13.250% due 08/15/05 --
                 08/15/14.......................     100,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Treasury Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
------------------------------------------------------------------
REPURCHASE
AGREEMENTS --
(CONTINUED)
               REPURCHASE AGREEMENTS -- FIXED
                 RATE -- (CONTINUED)
$150,000,000   Agreement with Lehman Brothers
                 Inc., 6.450% dated 03/31/97 to
                 be repurchased at $150,026,875
                 on 04/01/97 collateralized by
                 $152,953,072 U.S. Treasury
                 Notes, 6.250% -- 7.500% due
                 02/28/02 -- 05/15/04...........  $  150,000,000
 150,000,000   Agreement with Merrill Lynch
                 Securities, 6.500% dated
                 03/31/97 to be repurchased at
                 $150,027,083 on 04/01/97
                 collateralized by $153,000,273
                 GNMA, 5.500% -- 7.125% due
                 12/20/17 -- 05/20/26...........     150,000,000
 150,000,000   Agreement with Morgan (J.P.)
                 Securities Inc., 6.350% dated
                 03/31/97 to be repurchased at
                 $150,026,458 on 04/01/97
                 collateralized by $153,000,659
                 U.S. Treasury Note, 3.375% due
                 01/15/07.......................     150,000,000
 150,000,000   Agreement with Morgan Stanley
                 Group Inc., 6.500% dated
                 03/31/97 to be repurchased at
                 $150,027,083 on 04/01/97
                 collateralized by $146,760,115
                 GNMA, 5.500% -- 8.000% due
                 09/15/25 -- 11/20/26...........     150,000,000
 150,000,000   Agreement with Smith Barney,
                 Inc., 6.580% dated 03/31/97 to
                 be repurchased at $150,027,417
                 on 04/01/97 collateralized by:
                 $80,627,195 GNMA, 7.000% --
                 9.000% due 01/01/00 -- 03/15/27;
                 $18,131,330 U.S. Treasury Bond,
                 11.625% due 11/15/04;
                 $7,176,875 U.S. Treasury Note,
                 5.875% due 01/31/99;
                 $32,550,339 U.S. Treasury
                 Strips, Interest Only, due
                 11/15/14 -- 02/15/19;
                 $14,514,278 U.S. Treasury
                 Strips, Principal Only, due
                 02/15/99.......................     150,000,000
 150,000,000   Agreement with UBS Securities,
                 Inc., 6.500% dated 03/31/97 to
                 be repurchased at $150,027,083
                 on 04/01/97 collateralized by
                 $153,000,328 GNMA, 6.500% --
                 7.125% due 11/20/24 --
                 10/20/25.......................     150,000,000
                                                  --------------
                                                   2,911,921,000
                                                  --------------
               REPURCHASE AGREEMENTS --
               TERM -- 3.2%
 100,000,000   Agreement with CIBC Wood Gundy
                 Securities Corporation, 5.300%,
                 with a final maturity date of
                 04/01/97. Interest receivable
                 as of March 31, 1997 was
                 $191,389, collateralized by
                 $102,004,466 U.S. Treasury
                 Notes, 5.875% -- 7.250% due
                 02/15/98 -- 06/30/98...........     100,000,000
                                                  --------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $3,011,921,000)..........   3,011,921,000
                                                  ==============

                                                      VALUE
   SHARES                                            (NOTE 1)
------------------------------------------------------------------
MONEY MARKET
FUNDS -- 3.3%
  40,782,000   AIM Treasury Fund................  $   40,782,000
  39,399,000   Dreyfus Treasury Cash Management
                 Fund...........................     39,399,000
  23,225,000   Fidelity Institutional Cash
                 Portfolio......................     23,225,000
                                                 --------------
               TOTAL MONEY
                 MARKET FUNDS
               (Cost $103,406,000)..............    103,406,000
                                                    ===========
TOTAL INVESTMENTS
  (Cost $3,609,150,522*)..............   115.6%   3,609,150,522
OTHER ASSETS AND
  LIABILITIES (NET)...................   (15.6)    (485,708,774)
                                        ------   --------------
NET ASSETS............................   100.0%  $3,123,441,748
                                        ======   ==============

---------------

 * Aggregate cost for Federal tax purposes.

 # Denotes security subject to repurchase under reverse repurchase agreement as of March 31, 1997 (Note 1).

## Securities segregated as collateral for reverse repurchase agreement.

ABBREVIATION:
GNMA  Government National Mortgage Association

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1997

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
BONDS AND
NOTES --
99.8%
              ALABAMA -- 4.1%
              Alabama (State of), Housing
                Finance Authority, Multi-family
                Housing,
                AmSouth Bank N.A., Birmingham
                LOC:
$ 6,200,000   (Ski Lodge III), Series A,
                3.450% 03/01/15+...............   $    6,200,000
  6,000,000   (Turtle Lake Project), Series F,
                3.550% 09/01/23+...............        6,000,000
  4,300,000   Alabama (State of), Private
                Colleges and Universities
                Facilities Authority Revenue,
                Series A, FGIC Insured,
                Southtrust Bank SBPA,
                3.400% 07/01/05+...............        4,300,000
  1,650,000   Birmingham, Alabama, Industrial
                Development Board, (Avondale --
                Phase III), AmSouth Bank N.A.,
                Birmingham LOC,
                3.750% 06/01/00+...............        1,650,000
 27,000,000   Birmingham, Alabama, Medical
                Clinic Board Revenue,
                (University of Alabama Health
                Services), Morgan Guaranty
                Trust Company, New York LOC,
                3.950% 12/01/26++..............       27,000,000
  3,475,000   Gadsden, Alabama, Industrial
                Development Board, Industrial
                Development Revenue, (Keystone
                Foods Corporation Project),
                AMT, Bank of Scotland LOC,
                3.750% 05/01/04+(a)............        3,475,000
  7,200,000   Homewood, Alabama, Educational
                Building Authority Revenue,
                Educational Facilities,
                (Samford University), Bank of
                Nova Scotia LOC,
                3.850% 12/01/21++..............        7,200,000
  4,000,000   Mobile, Alabama, Industrial
                Development Board, (IB Chemical
                Company Project), Industrial
                Bank of Japan Ltd. LOC,
                3.650% 12/01/97+(a)............        4,000,000
  2,000,000   Opelika, Alabama, Industrial
                Development Board, (Flowers
                Baking Company Project),
                SunTrust Bank LOC,
                3.500% 12/01/99+(a)............        2,000,000
  5,700,000   Stevenson, Alabama, Industrial
                Development Board,
                Environmental Improvement
                Revenue, (Mead Corporation
                Project), AMT, Societe Generale
                LOC,
                3.900% 01/01/31++..............        5,700,000
                                                  --------------
                                                      67,525,000
                                                  --------------
              ARIZONA -- 6.0%
              Apache (County of), Arizona,
                Industrial Development
                Authority, PCR, (Tuscon
                Electric Power):
  5,500,000   Series 83A, Barclays Bank Plc
                LOC,
                3.500% 12/15/18+...............        5,500,000

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
BONDS AND
NOTES --
(CONTINUED)
              ARIZONA -- (CONTINUED)
              Apache (County of), Arizona,
              Industrial Development Authority,
                PCR, (Tuscon Electric
                Power) (continued):
$29,300,000     Series A, Chase Bank LOC,
                3.500% 06/15/20+...............   $   29,300,000
  5,400,000   Goodyear, Arizona, Industrial
                Development Authority, (Walle
                Corporation Project), AMT, PNC
                Bank LOC,
                3.750% 05/01/15+(a)............        5,400,000
  1,500,000   Maricopa (County of), Arizona,
                PCR, (Arizona Public Service
                Company), Series F, Bank of
                America LOC,
                3.850% 05/01/29++..............        1,500,000
              Maricopa (County of), Arizona,
                Unified School District:
 10,000,000     No. 210 Phoenix, Tax Anticipation
                Notes, Series A,
                4.400% 07/31/97................       10,012,778
  5,000,000     No. 213 Tempe, Tax Anticipation
                Notes, Series A,
                4.400% 07/31/97................        5,006,389
              Pima (County of), Arizona,
                Industrial Development
                Authority, (Tuscon Electric),
                Series A:
 33,800,000     Bank of America LOC,
                3.450% 07/01/22+...............       33,800,000
  7,700,000     Societe Generale LOC,
                3.500% 06/15/22+...............        7,700,000
                                                  --------------
                                                      98,219,167
                                                  --------------
              ARKANSAS -- 0.2%
  3,250,000   Lowell, Arkansas, Industrial
                Development Revenue, (Little
                Rock Newspapers Inc. Project),
                AMT, Bank of New York LOC,
                3.550% 06/01/31+(a)............        3,250,000
                                                  --------------
              CALIFORNIA -- 1.9%
              Los Angeles, California, Regional
                Airports Improvement
                Corporation, (Los Angeles
                International Airport), Societe
                Generale LOC:
  3,900,000     Facilities Sublease Revenue,
                3.800% 12/01/25++..............        3,900,000
  4,500,000     Terminal Facilities Completion
                Revenue,
                3.900% 12/01/25++..............        4,500,000
  5,000,000   San Diego, California, Tax
                Anticipation Notes, Series A,
                4.500% 07/02/97................        5,009,099
 16,900,000   Student Education Loan Marketing
                Corporation, Student Loan
                Revenue, Series A, Dresdner
                Bank LOC,
                3.450% 11/01/02+...............       16,900,000
                                                  --------------
                                                      30,309,099
                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
BONDS AND
NOTES --
(CONTINUED)
              COLORADO -- 4.1%
$13,000,000   Colorado (State of), Housing
                Finance Authority, Multi-family
                Housing Revenue, (Grants
                Plaza), Series A, Bankers Trust
                Company LOC,
                3.525% 11/01/09+...............   $   13,000,000
  2,000,000   Colorado (State of), Post
                Secondary Educational
                Authority, Economic Development
                Revenue, Bank One LOC,
                3.550% 06/01/11+(a)............        2,000,000
              Denver (City & County of),
                Colorado, Airport Revenue, AMT:
  3,500,000     Series F, Bank of Montreal LOC,
                3.600% 11/15/25+...............        3,500,000
  5,000,000     Series G, Credit Local de France
                LOC,
                3.600% 11/15/25+...............        5,000,000
  2,205,000   El Paso (County of), Colorado,
                Multi-family Housing Revenue,
                (Briarglen Apartments Project),
                General Electric Capital
                Corporation Guaranty LOC,
                3.450% 12/01/24+(a)............        2,205,000
  1,440,000   Englewood, Colorado, Industrial
                Development Revenue, (Swedish
                Mob Project), Bank of Tokyo;
                Mitsubishi Bank Ltd. LOC,
                3.550% 12/01/10+...............        1,440,000
 32,000,000   Moffat (County of), Colorado,
                PCR, CFC Guarantee, AMBAC
                Insured, Societe Generale SBPA,
                3.400% 07/01/20+...............       32,000,000
              Pitkin (County of), Colorado,
                Industrial Development Revenue,
                (Aspen Skiing Company Project),
                First National Bank of Chicago
                LOC:
  3,000,000     Series A,
                4.000% 04/01/16++(a)...........        3,000,000
  5,400,000     Series B, AMT,
                4.000% 04/01/14++(a)...........        5,400,000
                                                  --------------
                                                      67,545,000
                                                  --------------
              CONNECTICUT -- 0.1%
  2,100,000   Connecticut (State of), Housing
                Finance Authority, AMT,
                3.650% 04/10/97................        2,100,000
                                                  --------------
              DELAWARE -- 1.5%
 24,000,000   Delaware (State of), Economic
                Development Authority Revenue,
                Hospital Billing, Series C,
                MBIA Insured, Morgan Stanley
                Group, Inc. SBPA,
                3.500% 12/01/15+...............       24,000,000
                                                  --------------
              DISTRICT OF COLUMBIA -- 0.8%
  4,600,000   District of Columbia, GO,
                (Georgetown University), Series
                B, Bayerische Landesbank LOC,
                3.400% 04/01/04+...............        4,600,000

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
BONDS AND
NOTES --
(CONTINUED)
              DISTRICT OF COLUMBIA -- (CONTINUED)
$ 4,900,000   District of Columbia, GO, Series
                B-1, Union Bank of Switzerland
                LOC,
                3.900% 06/01/03++(a)...........   $    4,900,000
  2,900,000   District of Columbia, Hospital
                Revenue, (Columbia Women's
                Hospital), Series A, Bank of
                Tokyo; Mitsubishi Bank Ltd.
                LOC,
                3.650% 07/01/20+...............        2,900,000
                                                  --------------
                                                      12,400,000
                                                  --------------
              FLORIDA -- 8.3%
 12,810,000   Broward (County of), Florida,
                Housing Finance Authority,
                Multi-family Housing Revenue,
                (Fishermans Project),
                Continental Casualty Surety
                Bond,
                3.650% 11/01/07+...............       12,810,000
              Dade (County of), Florida,
                Industrial Development
                Authority:
  2,200,000     (Dolphins Stadium Project),
                Series C, Societe Generale LOC,
                3.450% 01/01/16+(a)............        2,200,000
  4,220,000     (Phase II Furniture Corporation
                Project), AMT, SunTrust Bank
                LOC,
                3.550% 11/01/14+(a)............        4,220,000
 14,998,500   Florida (State of), Board of
                Education, Capital Outlay,
                BTP-179, Bankers Trust Company
                SBPA,
                3.550% 06/01/01+(a)............       14,998,500
              Florida (State of), Housing
                Finance Agency, Multi-family
                Housing Revenue:
 14,800,000     (Clear Lake Project), Series D,
                Continental Casualty Surety
                Bond,
                3.650% 01/01/34+...............       14,800,000
  3,100,000     (Lake of North Dale Project),
                Southtrust Bank LOC,
                3.550% 06/01/07+...............        3,100,000
  5,000,000     (Lakeside Project), Series B,
                Bankers Trust Company LOC,
                3.525% 08/01/06+(a)............        5,000,000
  7,000,000     (Woodlands Project), Citibank
                LOC,
                3.450% 12/01/07+...............        7,000,000
  7,000,000   Indian River (County of),
                Florida, Hospital Revenue,
                Kredietbank LOC,
                3.450% 10/01/15+...............        7,000,000
  3,600,000   Jacksonville, Florida, Health
                Facilities Authority, Hospital
                Revenue, (Baptist Health
                Properties Project), Barnett
                Bank, Florida LOC,
                3.750% 06/01/20++..............        3,600,000
  7,000,000   Jacksonville, Florida, Hospital
                Revenue, (Baptist Medical
                Center Project), First Union
                National Bank, Charlotte LOC,
                3.500% 06/01/09+...............        7,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
BONDS AND
NOTES --
(CONTINUED)
              FLORIDA -- (CONTINUED)
$ 4,800,000   Jacksonville, Florida, Parking
                Systems Revenue, (University of
                North Florida Foundation Inc.,
                Project), SunTrust Bank LOC,
                3.450% 05/01/22+(a)............   $    4,800,000
  2,500,000   Key West, Florida, Community
                Redevelopment Agency Revenue,
                (Pier House Joint Venture), PNC
                Bank, Ohio LOC,
                3.600% 01/01/98+(a)............        2,500,000
 11,350,000   Orange (County of), Florida,
                Health Facilities Authority
                Revenue, (SHCC Services Inc.
                Project), SunTrust Bank LOC,
                3.500% 12/01/23+(a)............       11,350,000
  5,000,000   Orange (County of), Florida,
                Housing Finance Agency, Series
                B, AMT,
                3.650% 04/01/97................        5,000,000
  3,250,000   St. Lucie (County of), Florida,
                Industrial Development
                Authority, (Florida
                Convalescent Centers Project),
                Series A, Toronto Dominion Bank
                LOC,
                3.500% 01/01/11+++.............        3,250,000
              St. Lucie (County of), Florida,
                PCR, (Florida Power and Light
                Company):
  8,025,000     3.500% 06/05/97..................        8,025,000
  7,000,000     3.500% 06/05/97..................        7,000,000
  3,800,000     4.000% 03/01/27++................        3,800,000
  4,200,000   University Athletic Association
                Inc., Capital Improvement
                Revenue, (University of Florida
                Stadium Project), SunTrust Bank
                LOC,
                3.700% 02/01/20++..............        4,200,000
  4,775,000   University of Northern Florida,
                Capital Improvement Revenue,
                First Union National Bank of
                North Carolina LOC,
                3.450% 11/01/27+(a)............        4,775,000
                                                  --------------
                                                     136,428,500
                                                  --------------
              GEORGIA -- 5.2%
 10,000,000   Albany-Dougherty, Georgia,
                Payroll Development Authority,
                PCR, (Philip Morris Company
                Inc. Project),
                3.500% 10/01/05+(a)............       10,000,000
  6,385,000   Clayton (County of), Georgia,
                Housing Authority, Multi-family
                Housing Revenue, (Chateau
                Forest Apartments), Series E,
                Barclays Bank Plc LOC,
                3.400% 01/01/21+...............        6,385,000
  2,655,000   Cobb (County of), Georgia,
                Industrial Development
                Authority Revenue, (Datagraphic
                Inc. Project), AMT, Southtrust
                Bank LOC,
                3.550% 05/01/05+...............        2,655,000

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
BONDS AND
NOTES --
(CONTINUED)
              GEORGIA -- (CONTINUED)
$ 3,800,000   Cobb (County of), Georgia,
                Residential Care Facilities for
                the Elderly Authority, (North
                Georgia Presbyterian Homes,
                Inc. Project), SunTrust Bank
                LOC,
                3.500% 08/01/18+(a)............   $    3,800,000
  4,000,000   Columbia (County of), Georgia,
                Residential Care Facilities for
                the Elderly Authority, (Augusta
                Residential Center on Aging),
                SunTrust Bank LOC,
                3.500% 01/01/21+(a)............        4,000,000
  2,250,000   Columbus, Georgia, Housing
                Authority, Multi-family Housing
                Revenue, (Quail Ridge Project),
                Columbus Bank & Trust Company
                LOC,
                3.750% 02/01/05+...............        2,250,000
  3,755,000   Columbus, Georgia, Industrial
                Development Revenue, (Parisian
                Inc. Project), Columbus Bank &
                Trust Company LOC,
                3.800% 04/01/07+(a)............        3,755,000
  3,960,000   Dekalb (County of), Georgia,
                Hospital Authority, Revenue
                Anticipation Certificates,
                (Dekalb Medical Center
                Project), SunTrust Bank LOC,
                3.500% 09/01/09+(a)............        3,960,000
              Dekalb (County of), Georgia,
                Housing Authority, Multi-family
                Housing Revenue:
  2,800,000     (Camden Brook Project), FNMA
                Insured,
                3.450% 06/15/25+...............        2,800,000
  5,430,000     (Haystack Apartment Projects),
                AMT, General Electric Capital
                Corporation LOC,
                3.550% 12/01/20+(a)............        5,430,000
  6,875,000     (Stone Mill Run Apartments
                Project), Series A, AMT, First
                Tennessee Bank LOC,
                3.600% 08/01/27+...............        6,875,000
  5,000,000     (Terrace Club Project), Series B,
                Southtrust Bank LOC,
                3.550% 11/01/15+...............        5,000,000
  3,000,000   Fulton (County of), Georgia,
                Development Authority Revenue,
                (Spelman College Project),
                SunTrust Bank LOC,
                3.500% 06/01/16+...............        3,000,000
  2,400,000   Greene (County of), Georgia,
                Industrial Development
                Authority Revenue, (Chipman-Union
                Inc. Project),
                Series A, AMT, SunTrust Bank
                LOC,
                3.550% 03/01/05+(a)............        2,400,000
  3,700,000   Gwinnett (County of), Georgia,
                Industrial Development Revenue,
                (United Stationers Company
                Project), PNC Bank LOC,
                3.600% 12/31/02+(a)............        3,700,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
BONDS AND
NOTES --
(CONTINUED)
              GEORGIA -- (CONTINUED)
$ 1,400,000   Hapeville, Georgia, Development
                Authority, Industrial
                Development Revenue, Hapeville
                Hotel Ltd., Deutsche Bank LOC,
                4.000% 11/01/15++..............   $    1,400,000
  3,000,000   Henry (County of), Georgia,
                Development Authority Revenue,
                (Georgia-Pacific Corporation
                Project), SunTrust Bank LOC,
                3.500% 05/01/04+(a)............        3,000,000
  5,000,000   Smyrna, Georgia, Multi-family
                Housing Authority Revenue,
                (Post VY Project), FNMA
                Collateralized,
                3.450% 06/01/25+...............        5,000,000
  4,000,000   Tallapoosa, Georgia, Development
                Authority Revenue, (U.S. Canada
                Company Project), Bank of
                Montreal; Harris Trust &
                Savings Bank LOC,
                3.500% 02/01/15+(a)............        4,000,000
  5,000,000   Thomaston-Upson (County of),
                Georgia, Industrial Development
                Revenue, (Quad/Thomaston
                Project), First Union National
                Bank, Charlotte LOC,
                3.500% 04/01/00+(a)............        5,000,000
                                                  --------------
                                                      84,410,000
                                                  --------------
              HAWAII -- 0.5%
  8,300,000   Hawaii (State of), Housing
                Finance and Development
                Corporation, Rental Housing
                System Revenue Bonds, Series
                89A, Banque Nationale de Paris
                LOC,
                3.550% 07/01/24+...............        8,300,000
                                                  --------------
              IDAHO -- 0.6%
  9,000,000   Idaho (State of), Tax
                Anticipation Notes, GO,
                4.500% 06/30/97................        9,012,308
                                                  --------------
              ILLINOIS -- 15.6%
  6,275,000   Chicago, Illinois, Industrial
                Development Revenue, (Eli's
                Chicago's Finest Inc.), AMT,
                First Bank LOC,
                3.650% 11/01/26+(a)............        6,275,000
              Chicago, Illinois, O'Hare
                International Airport, American
                Airlines Inc.:
  9,000,000     Series A, Westdeutsche Landesbank
                LOC,
                3.850% 12/01/17++..............        9,000,000
 12,200,000     Series C, Royal Bank of Canada
                LOC,
                3.850% 12/01/17++..............       12,200,000
  6,800,000     Series D, Royal Bank of Canada
                LOC,
                3.850% 12/01/17++..............        6,800,000

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
------------------------------------------------------------------
MUNICIPAL
BONDS AND
NOTES --
(CONTINUED)
              ILLINOIS -- (CONTINUED)
$ 3,300,000   Chicago, Illinois, O'Hare
                International Airport, Second
                Lien, Series C, Societe
                Generale LOC,
                3.500% 01/01/18+...............   $    3,300,000
              Illinois (State of), Development
                Finance Authority:
  3,920,000     (Chicago Academy of Sciences),
                American National Bank & Trust
                Company LOC,
                3.500% 01/01/31+...............        3,920,000
 26,100,000     (Chicago Symphony Orchestra),
                Northern Trust Company LOC,
                3.500% 12/01/28+...............       26,100,000
 18,000,000     (Chicago Symphony Project), Bank
                of America LOC,
                3.500% 06/01/31+(a)............       18,000,000
  6,500,000     (Illinois Power Company Project),
                Canadian Imperial Bank of
                Commerce LOC,
                3.600% 09/12/97................        6,500,000
 21,500,000     (Lyric Opera Chicago Project),
                Northern Trust Company; NBD
                Bank N.A.; Harris Trust &
                Savings Bank; and Caisse
                National de Credit Agricoli
                LOC,
                3.500% 12/01/28+...............       21,500,000
  5,000,000     (Presbyterian Home Lake), Series
                A, ABN-AMRO Bank LOC,
                3.500% 09/01/31+...............        5,000,000
  9,000,000     (Roosevelt University Project),
                American National Bank & Trust
                Company LOC,
                3.500% 04/01/25+...............        9,000,000
  5,900,000     (YMCA of Metropolitan Chicago
                Project), Series A, Harris
                Trust & Savings Bank LOC,
                3.500% 06/01/26+...............        5,900,000
  2,000,000   Illinois (State of), Development
                Finance Authority, Economic
                Development Revenue, (Addison
                450 LP Project), AMT, American
                National Bank & Trust Company
                LOC,
                3.600% 12/01/09+...............        2,000,000
              Illinois (State of), Development
                Finance Authority, Industrial
                Development Revenue:
  2,000,000     (MTI Project), AMT, Industrial
                Bank of Japan Ltd., NY LOC,
                3.800% 01/01/09+(a)............        2,000,000
  3,200,000     (Randolph Pickle Corporation),
                AMT, American National Bank &
                Trust Company LOC,
                3.700% 06/01/12+...............        3,200,000
  2,415,000     (Xavier University), American
                National Bank & Trust Company
                LOC,
                3.500% 10/01/12+...............        2,415,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              ILLINOIS -- (CONTINUED)
              Illinois (State of), Development
                Finance Authority, PCR:
$ 3,700,000   (Diamond Star Meters Project),
                Bank of Tokyo; Mitsubishi Bank
                Ltd. LOC,
                3.950% 12/01/08++(a)...........   $    3,700,000
  7,100,000   (Edison Company Project), Series
                C, ABN-AMRO Bank LOC,
                3.450% 03/01/09+...............        7,100,000
  9,300,000   (Illinois Power Company Project),
                AMT, Series B, Bank of Tokyo;
                Mitsubishi Bank Ltd. LOC,
                3.650% 03/01/17+...............        9,300,000
              Illinois (State of), Educational
                Facilities Revenue:
  6,400,000   (Chicago Historical Society),
                Northern Trust Company LOC,
                3.500% 12/01/25+(a)............        6,400,000
 14,900,000   (Illinois Institute of
                Technology), Series A, NBD Bank
                N.A.; Northern Trust Company
                LOC,
                3.500% 09/01/25+...............       14,900,000
 11,675,000   (University Pooled Financing
                Program), FGIC Insured, NBD
                Bank N.A. SBPA,
                3.500% 12/02/05+...............       11,675,000
              Illinois (State of), Health
                Facilities Authority Revenue:
  5,600,000   (Childrens Memorial Hospital
                Project), Series B, National
                Bank of Detroit LOC,
                3.500% 11/01/15+...............        5,600,000
  7,900,000   (Condell Memorial Hospital
                Project), Bank of Tokyo;
                Mitsubishi Bank Ltd. LOC,
                3.700% 11/01/05+(a)............        7,900,000
              (Evanston Hospital Corporation
                Project):
  5,000,000   3.650% 10/31/97..................        5,000,000
  7,000,000   3.750% 01/15/98..................        7,000,000
  5,000,000   Series 96,
                3.950% 08/15/97................        5,000,000
  3,000,000   (Park Plaza Retirement Center
                Project), ABN-AMRO Bank LOC,
                3.500% 09/15/20+...............        3,000,000
  6,700,000   (The Streeterville Corporation
                Project), First National Bank
                of Chicago LOC,
                3.500% 08/15/24+...............        6,700,000
  4,500,000   Kane (County of), Illinois,
                Revenue Bonds, (Glenwood School
                For Boys), Harris Trust &
                Savings Bank, Illinois LOC,
                3.500% 02/01/28+...............        4,500,000
  4,600,000   Orland Park, Illinois, Industrial
                Development Revenue, (Panduit
                Corporation Project), AMT,
                Wachovia Bank, Georgia LOC,
                3.550% 04/01/31+(a)............        4,600,000
 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              ILLINOIS -- (CONTINUED)
$ 7,195,000   Richton Park, Illinois,
                Industrial Development Revenue,
                (Sinter Metals Inc. Project),
                AMT, Mellon Bank LOC,
                3.650% 04/01/16+...............   $    7,195,000
  1,800,000   Southwestern Illinois Development
                Authority, Industrial
                Development Revenue, (Robinson
                Steel Company Inc. Project),
                AMT, American National Bank &
                Trust Company LOC,
                3.600% 12/01/06+...............        1,800,000
                                                  --------------
                                                     254,480,000
                                                  --------------
              INDIANA -- 2.4%
  5,400,000   Duneland, Indiana, (Chesterton
                School Corporation), Tax
                Anticipation Time Warrants,
                4.100% 12/31/97................        5,417,598
              Indiana (State of), Development
                Finance Authority, Economic
                Development Revenue:
  2,100,000   (Fischer Enterprises Ltd.
                Project), PNC Bank LOC,
                3.750% 11/01/01+(a)............        2,100,000
  2,400,000   (Walker-Williams Lumber Company,
                Inc.), AMT, Columbus Bank &
                Trust Company LOC,
                3.800% 01/01/09+(a)............        2,400,000
              Indianapolis, Indiana, Economic
                Development Revenue:
  1,750,000   (Art Center of Indianapolis
                Project), Bank One, Indiana
                LOC,
                3.550% 02/01/98+(a)............        1,750,000
  2,900,000   (Edgcomb Metals Company Project),
                Banque Nationale de Paris LOC,
                3.450% 12/01/08+...............        2,900,000
              Indianapolis, Indiana,
                Multi-family Housing Revenue:
  1,300,000   (Canal Square Project), Societe
                Generale LOC,
                3.500% 12/01/15+...............        1,300,000
  3,200,000   (El Beulah Retirement Village),
                National Bank of Detroit LOC,
                3.550% 03/01/21+(a)............        3,200,000
  3,000,000   Princeton, Indiana, PCR, (PSI
                Energy Inc. Project), Canadian
                Imperial Bank of Commerce LOC,
                3.850% 03/01/19++..............        3,000,000
              Purdue University, Indiana,
                University Revenue, Student
                Fee:
  3,000,000   Series H,
                3.450% 07/01/17+...............        3,000,000
  3,500,000   Series K,
                3.450% 07/01/20+...............        3,500,000
  1,500,000   Rockport, Indiana, PCR, (AEP
                Generating Company Project),
                Series B, AMBAC Insured, Bank
                of New York LOC,
                3.850% 07/01/25++..............        1,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              INDIANA -- (CONTINUED)
$ 9,500,000   Vigo (County of), Indiana, School
                Corporation Warrants,
                4.000% 12/30/97................   $    9,513,752
                                                  --------------
                                                      39,581,350
                                                  --------------
              IOWA -- 0.5%
  7,000,000   Iowa (State of), Corporation
                Warrant Certificates, Series A,
                FSA Insured-State Aid
                Withholding,
                4.750% 06/27/97#...............        7,012,831
  1,400,000   Iowa (State of), Finance
                Authority, Solid Waste Disposal
                Revenue, (Cedar River Paper
                Company Project), Series A,
                AMT, Swiss Bank LOC,
                4.250% 06/01/24++..............        1,400,000
                                                  --------------
                                                       8,412,831
                                                  --------------
              KANSAS -- 2.4%
  9,600,000   Kansas (State of), Development
                Finance Authority, (Seaboard
                Projects), Series A, AMT, Bank
                of New York LOC,
                3.550% 12/02/25+(a)............        9,600,000
 22,580,000   Olathe, Kansas, Educational
                Facilities Revenue, (Kansas
                Independent College
                Association), Series A, Midland
                Bank Plc LOC,
                3.450% 07/01/24+...............       22,580,000
  2,800,000   Wichita, Kansas, Industrial
                Revenue, (Brenner Tank Inc.
                Project), AMT, Bank One LOC,
                3.650% 12/01/05+(a)............        2,800,000
  5,000,000   Winfield, Kansas, Industrial
                Development Revenue, Morgan
                Guaranty Trust Company, New
                York; Birrey & Smith LOC,
                3.400% 11/01/07+...............        5,000,000
                                                  --------------
                                                      39,980,000
                                                  --------------
              KENTUCKY -- 2.9%
 13,000,000   Daviess (County of), Kentucky,
                Solid Waste Disposal Facilities
                Revenue, (Scott Paper Company
                Project), Series A, AMT,
                Kimberly Clark Guaranty LOC,
                3.900% 12/01/23++..............       13,000,000
  1,800,000   Hopkinsville, Kentucky,
                Industrial Building Revenue,
                (Brazeway Inc. Project), AMT,
                NBD Bank, N.A. LOC,
                3.750% 06/01/04+(a)............        1,800,000
  5,000,000   Jefferson (County of), Kentucky,
                Board of Education, Revenue
                Anticipation Notes, Series N,
                3.970% 06/30/97................        5,000,832
  2,455,000   Kentucky (Rural), Economic
                Development Authority,
                Industrial Building Revenue,
                (Technos Corporation Project),
                AMT, Industrial Bank of Japan,
                Ltd. LOC,
                3.800% 12/01/09+...............        2,455,000

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              KENTUCKY -- (CONTINUED)
$ 7,500,000   Kentucky (State of), Economic
                Development Finance Authority,
                Hospital Facilities Revenue,
                (Baptist Healthcare Systems
                Project), Canadian Imperial
                Bank of Commerce LOC,
                3.450% 08/15/31+...............   $    7,500,000
  3,500,000   Lebanon, Kentucky, Industrial
                Development Revenue, (Wallace
                Computer Services Inc.), AMT,
                Wachovia Bank, Georgia LOC,
                3.650% 06/01/19+(a)............        3,500,000
  4,525,000   Lexington-Fayette, Kentucky,
                Psychiatric Hospital Revenue,
                (Charter Ridge Hospital
                Project), Bankers Trust Company
                LOC,
                3.400% 03/01/05+(a)............        4,525,000
              Lexington-Fayette, Kentucky,
                Urban County Airport
                Corporation Revenue, AMT,
                Credit Local de France LOC:
  1,100,000   Series A,
                3.950% 04/01/24++..............        1,100,000
  3,100,000   Series B,
                3.950% 04/01/24++..............        3,100,000
  5,630,000   Louisville and Jefferson
                (Counties of), Kentucky,
                Visitors and Convention
                Commission, FSA Insured,
                HypoBank SBPA,
                3.550% 01/01/24+(a)............        5,630,000
                                                  --------------
                                                      47,610,832
                                                  --------------
              LOUISIANA -- 3.5%
  8,000,000   Ascension Parish, Louisiana, PCR,
                (Borden Inc. Project), Credit
                Suisse LOC,
                3.500% 12/01/09+...............        8,000,000
  6,550,000   Caddo Parish, Louisiana,
                Industrial Development Board,
                (Frymaster Corporation
                Project), Chemical Bank LOC,
                3.550% 01/01/03+...............        6,550,000
 11,385,000   Jefferson Parish, Louisiana,
                Hospital Service Revenue,
                District Number 1, (West
                Jefferson Medical Center),
                Rabobank Nederland LOC,
                3.500% 01/01/26+...............       11,385,000
  5,100,000   Louisiana (State of), Public
                Facilities Authority, Hospital
                Revenue, (Charter Forest
                Hospital Project), Bankers
                Trust Company LOC,
                3.600% 12/01/13+...............        5,100,000
 20,225,000   Louisiana (State of), Public
                Facilities Authority, PCR,
                (Ciba-Geigy Corporation
                Project), Swiss Bank LOC,
                3.500% 12/01/04+...............       20,225,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              LOUISIANA -- (CONTINUED)
$ 5,480,000   Upper Pontalba, Louisiana,
                Building Restoration
                Corporation Revenue, (Upper
                Pontalba Project), Bank One
                LOC,
                3.550% 12/01/16+...............   $    5,480,000
                                                  --------------
                                                      56,740,000
                                                  --------------
              MAINE -- 1.4%
 18,150,000   Maine (State of), Solid Waste
                Resources Recovery Revenue,
                Series K, AMT, Midland Bank Plc
                LOC,
                3.500% 07/01/12+...............       18,150,000
  5,000,000   Maine (State of), Tax
                Anticipation Notes,
                4.500% 06/27/97................        5,007,166
                                                  --------------
                                                      23,157,166
                                                  --------------
              MARYLAND -- 1.0%
  3,300,000   Baltimore (City of), Maryland,
                Port Facilities Authority,
                (Occidental Petroleum Company),
                NatWest LOC,
                3.400% 10/14/11+++.............        3,300,000
  4,750,000   Maryland (State of), Economic
                Development Revenue, (General
                Binding Corporation Project),
                AMT, Harris Trust & Savings
                Bank LOC,
                3.650% 03/01/26+(a)............        4,750,000
  2,300,000   Maryland (State of), Industrial
                Development Finance Authority,
                (Rock-Tennessee Converting
                Company), AMT, Trust Company
                Bank LOC,
                3.550% 05/01/06+(a)............        2,300,000
  6,400,000   Montgomery (County of), Maryland,
                Housing Opportunities
                Commission, Multi-family
                Housing Revenue, Series A, AMT,
                3.700% 11/13/97................        6,400,000
                                                  --------------
                                                      16,750,000
                                                  --------------
              MICHIGAN -- 1.7%
              Dearborn, Michigan, Economic
                Development Corporation
                Revenue, (Oakbrook Common
                Project), Mellon Bank LOC:
  3,500,000   3.450% 03/01/23+.................        3,500,000
  2,800,000   3.450% 03/01/25+.................        2,800,000
  3,310,000   Jackson (County of), Michigan,
                Economic Development
                Corporation, Industrial
                Development Revenue, (Jackson
                Association LLC), Bank One,
                Dayton LOC,
                3.550% 10/01/14+(a)............        3,310,000
  8,000,000   Michigan (State of), Hospital
                Financing Authority Revenue,
                (St. Mary Hospital of Livonia),
                Series A, Comerica Bank LOC,
                3.450% 07/01/17+...............        8,000,000

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              MICHIGAN -- (CONTINUED)
$ 3,000,000   Michigan (State of), Housing
                Development Authority, Limited
                Obligation Revenue, (Pine Ridge
                Project), NatWest LOC,
                3.500% 10/01/07+...............   $    3,000,000
  1,800,000   Michigan (State of), Strategic
                Funding Ltd. Obligation
                Revenue, (Uni Boring Company
                Inc.), National Bank of Detroit
                LOC,
                3.700% 12/01/98+(a)............        1,800,000
  4,700,000   Wayne Charter (County of),
                Michigan, Airport Revenue,
                (Detroit Metropolitan County),
                Series A, AMT, Bayerische
                Landesbank LOC,
                3.500% 12/01/16+...............        4,700,000
                                                  --------------
                                                      27,110,000
                                                  --------------
              MINNESOTA -- 0.7%
  6,050,000   Minneapolis, Minnesota, Community
                Development Agency Revenue,
                (Arena Acquisition Project),
                Series A, First Bank of America
                LOC,
                3.550% 10/01/24+...............        6,050,000
  6,160,000   Minneapolis, Minnesota, Housing
                Development Revenue, (Symphony
                Place Project), Citibank LOC,
                3.450% 12/01/14+...............        6,160,000
                                                  --------------
                                                      12,210,000
                                                  --------------
              MISSISSIPPI -- 0.9%
  6,200,000   Lawrence (County of),
                Mississippi, PCR,
                (Georgia-Pacific Corporation
                Project), Bank of Tokyo;
                Mitsubishi Bank Ltd. LOC,
                3.525% 12/01/00+...............        6,200,000
              Mississippi Business Finance
                Corporation, Industrial
                Development Revenue:
  2,800,000   (Choctaw Maid Farms Inc.
                Project), Rabobank Nederland
                LOC,
                3.550% 03/01/10+...............        2,800,000
  2,700,000   (Mmars 2nd Program Project),
                Series A, AMT, Midland Bank
                LOC,
                3.700% 06/01/05+(a)............        2,700,000
  3,000,000   (Nitek Metal Services Inc.
                Project), AMT, Bank of Tokyo
                LOC,
                3.650% 03/01/05+(a)............        3,000,000
                                                  --------------
                                                      14,700,000
                                                  --------------
              MISSOURI -- 0.3%
  5,000,000   Kansas City, Missouri, Industrial
                Development Revenue, (Owens-
                Illinois Inc. Project),
                Industrial Bank of Japan Ltd.
                LOC,
                3.425% 12/31/08+(a)............        5,000,000
                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              MONTANA -- 0.8%
              Forsyth, Montana, PCR, AMT:
$ 1,500,000   (Pacificorp Colstrip Project),
                Deutsche Bank LOC,
                3.950% 12/01/16++(a)...........   $    1,500,000
 11,000,000   (Portland General Electric
                Company), Banque Nationale de
                Paris LOC,
                4.000% 12/01/16++..............       11,000,000
                                                  --------------
                                                      12,500,000
                                                  --------------
              NEBRASKA -- 0.2%
  4,000,000   York, Nebraska, Industrial
                Development Revenue, (Sunstrand
                Corporation Project), AMT,
                United Bank of Switzerland LOC,
                3.700% 08/01/17+...............        4,000,000
                                                  --------------
              NEW JERSEY -- 0.3%
  5,000,000   Jersey City, New Jersey, Bond
                Anticipation Notes,
                4.500% 09/26/97................        5,010,539
                                                  --------------
              NEW MEXICO -- 0.2%
  3,100,000   Albuquerque, New Mexico, (Charter
                Hospital Inc. Project), Bankers
                Trust Company LOC,
                3.600% 03/01/14+...............        3,100,000
                                                  --------------
              NEW YORK -- 0.2%
  3,000,000   Erie (County of), New York,
                Industrial Development Agency,
                Civic Facilities Revenue,
                (Depaul Community Facilities
                Inc. Project), Key Bank LOC,
                3.550% 11/01/16+(a)............        3,000,000
                                                  --------------
              NORTH CAROLINA -- 2.3%
  8,000,000   Bladen (County of), North
                Carolina, Industrial Facilities
                and Pollution Control Financing
                Authority, (BCH Energy LP
                Project), AMT, Bank of Tokyo;
                Mitsubishi Bank Ltd. LOC,
                3.700% 11/01/20+...............        8,000,000
 10,855,000   Charlotte (County of), North
                Carolina, Housing Authority,
                Multi-family Housing Revenue,
                (Merrywood Senior Adult
                Project), AMT, Branch Banking
                and Trust Company LOC,
                3.700% 06/01/11+...............       10,855,000
  2,865,000   Iredell, (County of), North
                Carolina, Industrial Facilities
                and Pollution Control Financing
                Authority, (Sullivan
                Corporation Project), AMT, Bank
                One LOC,
                3.650% 01/01/11+(a)............        2,865,000

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              NORTH CAROLINA -- (CONTINUED)
              Mecklenburg (County of), North
                Carolina, Industrial Facilities
                and Pollution Control Finance
                Authority:
$ 2,000,000   (Sterigenics International
                Project), AMT, Comerica Bank,
                California LOC,
                3.700% 03/01/16+(a)............   $    2,000,000
  1,875,000   (Virkler Company Project), AMT,
                First Union National Bank,
                Charlotte LOC,
                3.550% 12/01/04+(a)............        1,875,000
  4,400,000   Randolph (County of), North
                Carolina, Industrial Facilities
                and Pollution Control Financing
                Authority, (Wayne Steel Inc.),
                AMT, Bank One, Akron LOC,
                3.650% 09/01/05+(a)............        4,400,000
  3,300,000   Stanley (County of), North
                Carolina, Industrial
                Development Authority, PCR,
                (General Signal Corporation),
                Wachovia Bank, Georgia LOC,
                3.650% 12/01/00+...............        3,300,000
  3,810,000   Winston-Salem, North Carolina,
                (Risk Acceptance Management
                Corporation Project),
                Certificates of Participation,
                Series 1988, NatWest SBPA,
                3.450% 07/01/09+(a)............        3,810,000
                                                  --------------
                                                      37,105,000
                                                  --------------
              OHIO -- 2.2%
  2,340,000   Defiance (County of), Ohio,
                Industrial Development Revenue,
                (Isaac Property Company),
                Series A, Key Bank LOC,
                3.550% 07/01/00+(a)............        2,340,000
  3,600,000   Lorain (County of), Ohio,
                Hospital Revenue, (Humility of
                Mary Health Care Corporation
                Hospital), Series B, PNC Bank
                LOC,
                3.600% 12/15/03+...............        3,600,000
              Ohio (State of), Air Quality
                Development Authority Revenue:
 10,000,000   (Duquesne Power), United Bank of
                Switzerland LOC,
                3.950% 07/16/97................       10,000,000
  9,600,000   (JMG Funding Limited
                Partnership), Series A, AMT,
                Societe Generale LOC,
                3.500% 04/01/28+...............        9,600,000
  3,500,000   Ohio (State of), Water
                Development Authority, (Ohio
                Edison Company Project), AMT,
                United Bank of Switzerland LOC,
                3.800% 05/01/97................        3,500,000
  5,050,000   Ohio State University, General
                Receipts, Series B,
                3.200% 12/01/12+...............        5,050,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              OHIO -- (CONTINUED)
$ 2,400,000   St. Marys, Ohio, Industrial
                Development Revenue, (Setex
                Inc. Project), AMT, Industrial
                Bank of Japan Ltd. LOC,
                3.800% 12/01/01+...............   $    2,400,000
                                                  --------------
                                                      36,490,000
                                                  --------------
              OKLAHOMA -- 0.6%
  5,000,000   Oklahoma (State of), Development
                Finance Authority Revenue,
                (Seaboard Farms Inc. Project),
                AMT, Bank of New York LOC,
                3.550% 03/01/27+(a)............        5,000,000
  4,130,000   Oklahoma (State of), Housing
                Finance Agency, Single Family
                Housing Revenue, PFloats PT41,
                AMT, GNMA Collateralized,
                Commerzbank SBPA,
                3.650% 08/01/18+(a)............        4,130,000
                                                  --------------
                                                       9,130,000
                                                  --------------
              OREGON -- 1.9%
              Oregon (State of), GO, Morgan
                Guaranty Trust Company, New
                York LOC:
 14,600,000   Series 73G,
                3.400% 12/01/18+...............       14,600,000
  9,800,000   Series 73H,
                3.400% 12/01/19+...............        9,800,000
  5,500,000   Portland (City of), Oregon,
                Multi-family Housing Revenue,
                (University Park Apartments
                Project), Chase Manhattan Bank
                LOC,
                3.500% 10/01/11+(a)............        5,500,000
  2,000,000   Washington (County of), Oregon,
                Housing Authority, Multi-family
                Housing Revenue, (Cedar Mill
                Project), AMT, Societe Generale
                LOC,
                3.600% 09/20/25+...............        2,000,000
                                                  --------------
                                                      31,900,000
                                                  --------------
              PENNSYLVANIA -- 4.8%
              Allegheny (County of),
                Pennsylvania, Industrial
                Development Authority, Duquesne
                Power:
  5,000,000   Canadian Imperial Bank of
                Commerce LOC,
                3.650% 10/30/97................        5,000,000
  9,700,000   United Jewish Federation, Series
                B, PNC Bank LOC,
                3.600% 10/01/25+(a)............        9,700,000
              Delaware (County of),
                Pennsylvania, Industrial
                Development Authority, PCR, (BP
                Oil Inc. Project), The British
                Petroleum Company Plc LOC:
  4,700,000   3.850% 12/01/09++................        4,700,000
  3,400,000   3.850% 10/01/19++................        3,400,000
              Delaware Valley, Pennsylvania,
                Regional Finance Authority,
                Midland Bank LOC:
 10,000,000   Local Government Revenue, Series
                C,
                3.500% 12/01/20+...............       10,000,000

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              PENNSYLVANIA -- (CONTINUED)
$14,700,000   Series 1986,
                3.500% 08/01/16+...............   $   14,700,000
  5,000,000   Montgomery (County of),
                Pennsylvania, Industrial
                Development Authority Revenue,
                (Plymouth Woods Project), PNC
                Bank LOC,
                3.600% 09/01/06+(a)............        5,000,000
  4,000,000   Pennsylvania (State of), GO,
                (Pennsylvania State University
                Project), Series A,
                4.500% 11/25/97(a).............        4,022,021
  1,200,000   Pennsylvania (State of), Higher
                Education Facilities Authority
                Revenue, (Carnegie Mellon
                University), Series C, Union
                Bank of Switzerland LOC,
                3.850% 11/01/29++..............        1,200,000
 10,000,000   Philadelphia, Pennsylvania,
                School District, Tax and
                Revenue Anticipation Notes,
                4.500% 06/30/97................       10,011,871
  5,500,000   Quakertown, Pennsylvania, General
                Authority Revenue, (Pooled
                Financing Program), Series A,
                PNC Bank LOC,
                3.500% 07/01/26+...............        5,500,000
  4,925,000   Union (County of), Pennsylvania,
                Hospital Authority Revenue,
                (Evangelical Community
                Hospital), Series B, PNC Bank
                LOC,
                3.600% 10/01/23+...............        4,925,000
                                                  --------------
                                                      78,158,892
                                                  --------------
              RHODE ISLAND -- 0.2%
  4,000,000   Rhode Island (State of),
                Industrial Facilities
                Corporation, Industrial
                Development Revenue, (Handy &
                Harman Electric Project), Bank
                of Nova Scotia LOC,
                3.550% 04/01/04+(a)............        4,000,000
                                                  --------------
              SOUTH CAROLINA -- 1.7%
  6,100,000   Charleston, South Carolina,
                Hospital Facilities Revenue,
                (Brown Schools Charleston),
                Bankers Trust Company LOC,
                3.600% 06/01/11+...............        6,100,000
  5,175,000   Kershaw (County of), South
                Carolina, Industrial
                Development Revenue, (Deroyal
                Textiles Inc. Project), AMT,
                SunTrust Bank LOC,
                3.550% 12/01/07+(a)............        5,175,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              SOUTH CAROLINA -- (CONTINUED)
$ 7,340,000   South Carolina (State of),
                Housing Authority, Rental
                Housing Revenue, (Hampton
                Pointe Apartments Project),
                Bank of New York LOC,
                3.550% 12/01/07+...............   $    7,340,000
              South Carolina (State of), Jobs,
                Economic Development Authority,
                Health Facilities Revenue:
  5,960,000   (Martha Franks Baptist Center
                Project), Wachovia Bank,
                Columbia LOC,
                3.500% 04/01/19+(a)............        5,960,000
  3,400,000   (Specialty Equipment Companies
                Project), AMT, Barclays Bank
                Plc LOC,
                3.650% 11/01/10+(a)............        3,400,000
                                                  --------------
                                                      27,975,000
                                                  --------------
              TENNESSEE -- 1.4%
  1,600,000   Bradley (County of), Tennessee,
                Industrial Development Board,
                Industrial Development Revenue,
                (Olin Corporation Project),
                Series C, Wachovia Bank,
                Georgia LOC,
                4.000% 11/01/17++..............        1,600,000
  2,650,000   Chattanooga, Tennessee,
                Industrial Development Board,
                (Warehouse Row Limited
                Project), Credit Suisse LOC,
                3.500% 12/15/12+...............        2,650,000
  6,969,000   Cumberland (County of),
                Tennessee, Industrial
                Development Board, Industrial
                Development Revenue,
                (Crossville Ceramics Company
                Project), National Bank of
                Detroit LOC,
                3.500% 01/01/00+(a)............        6,969,000
  2,300,000   Jackson (County of), Tennessee,
                Industrial Development Board,
                (Essette Project), Series A,
                Bank of America LOC,
                3.550% 08/01/00+(a)............        2,300,000
  6,600,000   Metropolitan Nashville (County
                of), Tennessee, Airport
                Authority, Special Facilities
                Revenue, (American Airlines
                Inc. Project), Series A, Credit
                Suisse LOC,
                3.800% 10/01/12++..............        6,600,000
  3,245,000   Shelby (County of), Tennessee,
                Health Educational & Housing
                Facilities Board, Multi-family
                Housing Revenue, (Flag Manor),
                AMT, Federal Home Loan Bank,
                Indianapolis LOC,
                3.600% 01/01/23+(a)............        3,245,000
                                                  --------------
                                                      23,364,000
                                                  --------------
              TEXAS -- 6.4%
  3,800,000   Bexar (County of), Texas, (Army
                Retirement), Series 85-B,
                Rabobank Nederland LOC,
                3.400% 07/01/11+...............        3,800,000

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              TEXAS -- (CONTINUED)
$ 1,000,000   Brazos River, Texas, Higher
                Educational Authority,
                (Hoffman-Laroche), Wachovia
                Bank, Georgia LOC,
                3.425% 04/01/02+(a)............   $    1,000,000
  3,000,000   El Paso, Texas, Multi-family
                Housing Finance Corporation,
                (Viva Apartments Project), AMT,
                General Electric Capital
                Corporation LOC,
                3.650% 09/01/23+(a)............        3,000,000
              Grapevine, Texas, Industrial
                Development Corporation
                Revenue, (American Airlines
                Inc. Project), Morgan Guaranty
                Trust Company, New York LOC:
  1,000,000   Series A1,
                3.800% 12/01/24++..............        1,000,000
  1,100,000   Series B3,
                3.800% 12/01/24++..............        1,100,000
  3,000,000   Greater Texas Student Loan, AMT,
                SLMA Collateralized,
                3.700% 03/01/98#...............        3,000,000
              Harris (County of), Texas, Health
                Facilities Revenue, Development
                Corporation Hospital Revenue:
  6,000,000   (St. Luke's Episcopal Hospital),
                Series A, St. Luke's Episcopal
                SBPA,
                3.850% 02/15/21++..............        6,000,000
  2,500,000   (St. Luke's Episcopal Hospital),
                Series D, Morgan Guaranty Trust
                Company SBPA,
                3.850% 02/15/16++..............        2,500,000
              Harris (County of), Texas,
                Industrial Development
                Corporation, Industrial
                Development Revenue, AMT:
  4,000,000   (Forged Products Inc. Project),
                Banc One LOC,
                3.650% 05/01/03+(a)............        4,000,000
  4,200,000   (Zeon Chemicals Project),
                Industrial Bank of Japan, Ltd.
                LOC,
                3.800% 02/01/09+...............        4,200,000
  3,700,000   McAllen, Texas, Health Facilities
                Development Revenue, PNC Bank
                LOC,
                3.450% 12/01/24+...............        3,700,000
  7,600,000   Montgomery (County of), Texas,
                Industrial Development
                Corporation Revenue, (Houston
                Area Research Center Project),
                Banque National de Paris LOC,
                3.550% 12/01/15+...............        7,600,000
  9,200,000   Port Development Corporation,
                (Pasadena Marine Terminal
                Company Project), ABN-AMRO Bank
                LOC,
                3.650% 12/01/04+...............        9,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              TEXAS -- (CONTINUED)
$ 1,400,000   Sabine River, Texas, PCR, (Texas
                Utilities Electric Company),
                Series A, Morgan Guaranty Trust
                Company, New York LOC,
                3.950% 04/01/30++..............   $    1,400,000
  2,000,000   San Antonio, Texas, Industrial
                Development Revenue, (Colin
                Medical Instruments Corporation
                Project), AMT, Sanwa Bank LOC,
                3.800% 01/01/99+...............        2,000,000
  2,600,000   Sulphur Springs, Texas,
                Industrial Development
                Authority, (Hon Industrial Inc.
                Project), Credit Suisse LOC,
                3.550% 12/01/13+(a)............        2,600,000
 40,000,000   Texas (State of), Tax and Revenue
                Anticipation Notes, Series A,
                4.750% 08/29/97................       40,127,025
  8,400,000   West Side Calhoun (County of),
                Texas, Development Corporation
                Revenue, (Sohio Chemical
                Company Project), British
                Petroleum Guaranty,
                3.850% 12/01/15++..............        8,400,000
                                                  --------------
                                                     104,627,025
                                                  --------------
              UTAH -- 2.1%
  5,000,000   Intermountain Power Agency, Utah,
                Power Supply Revenue, Series F,
                Morgan Guaranty Trust Company,
                New York LOC,
                3.930% 06/16/97#...............        5,000,000
  2,000,000   Murray (City of), Utah,
                Industrial Revenue, (Zevex Inc.
                Project), AMT, Bank One LOC,
                3.650% 10/01/16+(a)............        2,000,000
  3,200,000   Murray (County of), Utah,
                Industrial Development
                Authority, (Hunter Douglas
                Realty Property), AMT, ABN-AMRO
                Bank LOC,
                3.550% 09/01/14+(a)............        3,200,000
 14,300,000   Salt Lake (City of), Utah, Health
                Care Facilities Revenue, Class
                A, Westdeutsche Landesbank SBPA
                LOC,
                3.450% 01/01/20+...............       14,300,000
  4,500,000   Salt Lake (City of), Utah,
                Industrial Development Revenue,
                (SPS Technologies Inc.
                Project), AMT, National
                Australia Bank Ltd. LOC,
                3.750% 12/01/12+...............        4,500,000
  4,200,000   Salt Lake (City of), Utah, PCR,
                (Service Station Holdings Inc.
                Project), Series B, British
                Petroleum Guaranty,
                3.850% 08/01/07++..............        4,200,000
  1,200,000   West Valley (City of), Utah,
                Industrial Development Revenue,
                (Johnson Matthey Inc. Project),
                Canadian Imperial Bank of
                Commerce LOC,
                3.950% 12/01/11++(a)...........        1,200,000
                                                  --------------
                                                      34,400,000
                                                  --------------

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              VIRGINIA -- 1.0%
$ 1,000,000   Chesapeake, Virginia, Industrial
                Development Authority, (Volvo
                Project), AMT, United Bank of
                Switzerland LOC,
                3.500% 12/01/06+(a)............   $    1,000,000
  2,500,000   Colonial Heights, Virginia,
                Industrial Development
                Authority, (Philip Morris
                Company Project),
                3.500% 03/01/05+(a)............        2,500,000
  2,000,000   Fluvanna (County of), Virginia,
                Industrial Development
                Authority Revenue, (Edgcomb
                Metals Company Project), Banque
                National de Paris LOC,
                3.400% 12/01/09+(a)............        2,000,000
  3,900,000   Greensville (County of),
                Virginia, Industrial
                Development Authority, PCR,
                (Perdue Farms Inc. Project),
                AMT, Southtrust Bank LOC,
                3.550% 10/01/06+(a)............        3,900,000
  2,000,000   Spotsylvania (County of),
                Virginia, Industrial
                Development Revenue, (Carlisle
                Corporation Project), Trust
                Company Bank LOC,
                3.500% 06/01/08+(a)............        2,000,000
  5,500,000   Virginia College Building
                Authority, Educational
                Facilities Revenue, (University
                of Richmond Project), Crestar
                Bank SBPA LOC,
                3.450% 11/01/26+...............        5,500,000
                                                  --------------
                                                      16,900,000
                                                  --------------
              WASHINGTON -- 2.3%
  2,905,000   Pierce (County of), Washington,
                Housing Authority Revenue,
                (Eagles Watch Project), Key
                Bank LOC,
                3.450% 10/01/20+...............        2,905,000
  3,500,000   Port Kalama, Washington, Public
                Port Facilities Corporation,
                (Conagra Inc. Project), Morgan
                Guaranty Trust Company, New
                York LOC,
                3.300% 01/01/04+...............        3,500,000
  4,015,000   Washington (State of), GO, Series
                A,
                6.500% 07/01/97................        4,040,262
  7,075,000   Washington (State of), Housing
                Finance Authority, Multi-family
                Mortgage Revenue, (Inglenook
                Court Project), AMT, Bank of
                America LOC,
                3.900% 07/01/25++..............        7,075,000
              Washington (State of), Public
                Power Supply System, Bank of
                America LOC:
  5,000,000   (Nuclear Project Number 1),
                Series 1A-2,
                3.400% 07/01/17+...............        5,000,000
 14,625,000   (Nuclear Project Number 3),
                Series 3A-1,
                3.400% 07/01/18+...............       14,625,000
                                                  --------------
                                                      37,145,262
                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1997

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              WEST VIRGINIA -- 2.0%
$10,000,000   Fayette (County of), West
                Virginia, County Commission,
                Solid Waste Disposal Facilities
                Revenue, (Georgia-Pacific
                Corporation Project), AMT,
                Industrial Bank of Japan Ltd.
                LOC,
                3.700% 05/01/18+(a)............   $   10,000,000
 22,780,000   West Virginia (State of),
                Hospital Finance Authority,
                Hospital Revenue, (St. Mary's
                Hospital Project), Bank One
                LOC,
                3.500% 10/01/12+...............       22,780,000
                                                  --------------
                                                      32,780,000
                                                  --------------
              WISCONSIN -- 2.6%
  5,200,000   Appleton, Wisconsin, Area School
                District, Tax and Revenue
                Anticipation Promissory Notes,
                4.000% 09/26/97................        5,202,915
              Beaver Dam, Wisconsin, Unified
                School District, Tax
                Anticipation Notes:
  3,000,000   3.800% 10/14/97..................        3,002,763
  2,000,000   3.850% 10/14/97..................        2,001,994
  4,000,000   Menomonee Falls, Wisconsin,
                Industrial Development
                Authority Revenue, (Jemma LLC
                Project), AMT, Bank One LOC,
                3.650% 09/01/14+(a)............        4,000,000
              Oshkosh, Wisconsin, Area School
                District, Tax and Revenue
                Anticipation Promissory Notes:
  5,000,000   4.250% 08/20/97..................        5,005,563
  4,500,000   4.500% 08/20/97..................        4,509,196
  5,200,000   Pleasant Prairie, Wisconsin,
                Industrial Development
                Authority Revenue, (Nucon
                Corporation Project), AMT,
                American National Bank & Trust
                Company LOC,
                3.650% 02/01/22+...............        5,200,000
  5,200,000   Pewaukee, Wisconsin, School
                District, Tax and Revenue
                Anticipation Notes,
                4.500% 09/22/97................        5,209,950
  8,435,000   Wisconsin (State of), Health
                Facilities Authority,
                (Daughters of Charity),
                3.450% 11/01/16+(a)............        8,435,000
                                                  --------------
                                                      42,567,381
                                                  --------------
              TOTAL MUNICIPAL BONDS
                AND NOTES
              (Cost $1,633,384,352)............    1,633,384,352
                                                    ------------

                                                      VALUE
  SHARES                                             (NOTE 1)
  ------------------------------------------------------------
MONEY MARKET FUNDS -- 0.0%##
     50,000   AIM Tax-Exempt Fund..............   $       50,000
    130,000   Fidelity Institutional Tax-Exempt
                Cash Fund......................          130,000
                                                  --------------
              TOTAL MONEY MARKET FUNDS
                (Cost $180,000)................          180,000
                                                    ------------
TOTAL INVESTMENTS
  (Cost $1,633,564,352*)..............   99.8%    1,633,564,352
OTHER ASSETS AND
  LIABILITIES (NET)...................    0.2         2,932,263
                                        -----    --------------
NET ASSETS............................  100.0%   $1,636,496,615
                                         ----      ------------

---------------

  * Aggregate cost for Federal tax purposes.

  + Variable rate demand notes payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate in effect at March 31, 1997.

 ++ Variable rate demand notes payable upon not more than one calendar day's notice. The interest rate shown reflects the rate in effect at March 31, 1997.

+++ Variable rate demand notes payable upon not more than thirty calendar days' notice. The interest rate shown reflects the rate in effect at March 31, 1997.

 # Put date.

 ## Amount represents less than 0.1%.

(a) Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations Tax Exempt Fund had the following industry concentrations greater than 10% at March 31, 1997 (as a percentage of net assets):

    Medical Facilities Revenue                       14.4%
    Industrial Facilities Revenue                    13.4
    Pollution Control Revenue                        12.7
    Housing Revenue                                  10.8

ABBREVIATIONS:
AMBAC    American Municipal Bond Assurance Corporation
AMT      Alternative Minimum Tax
CFC      Cooperative Finance Corporation
FGIC     Federal Guaranty Investment Corporation
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance
GNMA     Government National Mortgage Association
GO       General Obligation
LOC      Letter of Credit
MBIA     Municipal Bond Investors Assurance
PCR      Pollution Control Revenue
SBPA     Standby Bond Purchase Agreement
SLMA     Student Loan Marketing Association

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES                           MARCH 31, 1997

                                                                                   NATIONS
                                                                  NATIONS         GOVERNMENT        NATIONS           NATIONS
                                                                   PRIME         MONEY MARKET       TREASURY         TAX EXEMPT
                                                                    FUND             FUND             FUND              FUND
                                                               ------------------------------------------------------------------
ASSETS:
Investments, at value (Note 1), See accompanying schedules:
  Securities................................................   $4,155,759,191    $373,032,830    $  597,229,522    $1,633,564,352
  Repurchase agreements.....................................      200,000,000             --      3,011,921,000                --
                                                               --------------    ------------    --------------    --------------
    Total investments.......................................    4,355,759,191    373,032,830      3,609,150,522     1,633,564,352
Cash........................................................              687            134                350            37,310
Interest receivable.........................................       28,507,674      3,725,328          4,256,194         8,997,304
Dividends receivable........................................          161,984         30,944            322,670            11,840
Receivable for Fund shares sold.............................       17,713,455        104,538            436,536           956,719
Prepaid expenses and other assets...........................          311,243         49,714            167,547            94,454
                                                               --------------    ------------    --------------    --------------
  Total Assets..............................................    4,402,454,234    376,943,488      3,614,333,819     1,643,661,979
                                                               --------------    ------------    --------------    --------------
LIABILITIES:
Payable for reverse repurchase agreements (Note 1)..........               --             --        471,921,000                --
Payable for Fund shares redeemed............................       14,898,259         57,119          9,053,376         1,320,344
Payable for investment securities purchased.................       14,378,381             --                 --         2,000,000
Investment advisory fee payable (Note 2)....................          640,851         47,450            407,806           238,000
Administration fee payable (Note 2).........................          292,403         25,230            186,237           112,358
Shareholder servicing and distribution fees payable (Note
  3)........................................................          487,829         17,865            411,557            81,148
Transfer agent fees payable (Note 2)........................          122,690          3,839             98,285            74,010
Custodian fees payable (Note 2).............................           67,982          8,823             58,203            29,190
Dividends payable...........................................       12,136,973      1,430,614          8,559,512         3,197,525
Accrued Trustees'/Directors' fees and expenses (Note 2).....          189,761         25,138            123,699            82,857
Accrued expenses and other payables.........................          102,786         13,700             72,396            29,932
                                                               --------------    ------------    --------------    --------------
  Total Liabilities.........................................       43,317,915      1,629,778        490,892,071         7,165,364
                                                               --------------    ------------    --------------    --------------
NET ASSETS..................................................   $4,359,136,319    $375,313,710    $3,123,441,748    $1,636,496,615
                                                                 ------------    ------------      ------------      ------------
Investments, at cost........................................   $4,355,759,191    $373,032,830    $3,609,150,522    $1,633,564,352
                                                                 ------------    ------------      ------------      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               MARCH 31, 1997

                                                                                   NATIONS
                                                                  NATIONS         GOVERNMENT        NATIONS           NATIONS
                                                                   PRIME         MONEY MARKET       TREASURY         TAX EXEMPT
                                                                    FUND             FUND             FUND              FUND
                                                               ------------------------------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income.........................   $           --    $    13,157     $       10,103    $        5,737
Accumulated net realized loss on investments sold...........         (469,796)       (61,569)           (38,754)          (70,413)
Paid-in capital.............................................    4,359,606,115    375,362,122      3,123,470,399     1,636,561,291
                                                               --------------    ------------    --------------    --------------
                                                               $4,359,136,319    $375,313,710    $3,123,441,748    $1,636,496,615
                                                                 ------------    ------------      ------------      ------------
NET ASSETS:
Primary A Shares............................................   $2,533,688,089    $299,394,439    $1,345,584,624    $1,184,312,571
                                                                 ------------    ------------      ------------      ------------
Primary B Shares............................................   $  184,021,014    $19,450,413     $   55,169,928    $   13,150,633
                                                                 ------------    ------------      ------------      ------------
Investor A Shares...........................................   $1,157,723,645    $18,717,398     $  719,198,716    $  145,337,340
                                                                 ------------    ------------      ------------      ------------
Investor B Shares...........................................   $  381,015,229    $27,749,613     $  973,297,002    $  228,600,507
                                                                 ------------    ------------      ------------      ------------
Investor C Shares...........................................   $   93,678,454    $ 2,141,895     $   13,868,016    $   62,761,425
                                                                 ------------    ------------      ------------      ------------
Daily Shares (formerly Investor D Shares)...................   $    9,009,888    $ 7,859,952     $   16,323,462    $    2,334,139
                                                                 ------------    ------------      ------------      ------------
SHARES OUTSTANDING:
Primary A Shares............................................    2,533,953,919    299,435,414      1,345,578,004     1,184,359,571
                                                                 ------------    ------------      ------------      ------------
Primary B Shares............................................      184,040,321     19,453,075         55,169,656        13,151,157
                                                                 ------------    ------------      ------------      ------------
Investor A Shares...........................................    1,157,845,110     18,719,959        719,195,178       145,343,185
                                                                 ------------    ------------      ------------      ------------
Investor B Shares...........................................      381,055,205     27,753,412        973,292,213       228,609,778
                                                                 ------------    ------------      ------------      ------------
Investor C Shares...........................................       93,688,283      2,142,188         13,867,948        62,763,868
                                                                 ------------    ------------      ------------      ------------
Daily Shares................................................        9,010,833      7,861,028         16,323,382         2,334,257
                                                                 ------------    ------------      ------------      ------------
PRIMARY A SHARES:
Net asset value, offering and redemption price per share....            $1.00          $1.00              $1.00             $1.00
                                                                         ----          -----               ----              ----
PRIMARY B SHARES:
Net asset value, offering and redemption price per share....            $1.00          $1.00              $1.00             $1.00
                                                                         ----          -----               ----              ----
INVESTOR A SHARES:
Net asset value, offering and redemption price per share....            $1.00          $1.00              $1.00             $1.00
                                                                         ----          -----               ----              ----
INVESTOR B SHARES:
Net asset value, offering and redemption price per share....            $1.00          $1.00              $1.00             $1.00
                                                                         ----          -----               ----              ----
INVESTOR C SHARES:
Net asset value, offering and redemption price per share....            $1.00          $1.00              $1.00             $1.00
                                                                         ----          -----               ----              ----
DAILY SHARES:
Net asset value, offering and redemption price per share....            $1.00          $1.00              $1.00             $1.00
                                                                         ----          -----               ----              ----

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1997

                                                                                        NATIONS
                                                                        NATIONS        GOVERNMENT       NATIONS         NATIONS
                                                                         PRIME        MONEY MARKET      TREASURY      TAX EXEMPT
                                                                          FUND            FUND            FUND           FUND
                                                                           ------------------------------------------------------
INVESTMENT INCOME:
Interest...........................................................   $227,095,179    $22,135,826     $130,669,576    $52,144,752
Dividends..........................................................      2,758,523        294,368        4,251,717       189,593
                                                                      ------------    -----------      -----------    -----------
    Total investment income........................................    229,853,702     22,430,194      134,921,293    52,334,345
                                                                      ------------    -----------      -----------    -----------
EXPENSES:
Investment advisory fee (Note 2)...................................      8,428,901      1,682,675        5,057,410     5,897,339
Administration fee (Note 2)........................................      4,175,336        420,667        2,505,101     1,474,335
Transfer agent fees (Note 2).......................................        588,064         57,640          382,073       231,552
Custodian fees (Note 2)............................................        426,380         56,271          315,012       159,148
Legal and audit fees...............................................        379,431         52,228          243,521       145,543
Trustees'/Directors' fees and expenses (Note 2)....................        133,784         16,418           85,209        73,117
Other..............................................................        385,416        101,509          199,831       181,184
                                                                      ------------    -----------      -----------    -----------
    Subtotal.......................................................     14,517,312      2,387,408        8,779,157     8,162,218
Shareholder servicing and distribution fees (Note 3):
  Primary B Shares.................................................        503,055         55,927          173,395        31,701
  Investor A Shares................................................      3,845,194         98,092          569,207       338,807
  Investor B Shares................................................        858,611        124,523        3,544,545       363,932
  Investor C Shares................................................        208,356          5,154           31,570        87,970
  Daily Shares.....................................................          5,018          3,648            3,311           709
Fees waived by investment adviser and administrator (Note 2).......     (1,999,274)    (1,127,173)      (1,277,277)   (3,741,122)
                                                                      ------------    -----------      -----------    -----------
    Total expenses.................................................     17,938,272      1,547,579       11,832,908     5,244,215
                                                                      ------------    -----------      -----------    -----------
NET INVESTMENT INCOME..............................................    211,915,430     20,882,615      123,088,385    47,090,130
                                                                      ------------    -----------      -----------    -----------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 1)...................          2,522          1,339           18,200        (1,480)
                                                                      ------------    -----------      -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............   $211,917,952    $20,883,954     $123,106,585    $47,088,650
                                                                      ============    ===========     ============    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Treasury Fund
--------------------------------------------------------------------------------
   STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 1997

Cash flows from operating and investing activities:
  Investment income received.....................................................   $    118,585,800
  Payment of operating expenses..................................................        (11,628,125)
  Net purchases and sales of short-term investments..............................       (563,423,562)
                                                                                    ----------------
Cash used by operating and investing activities..................................                       $(456,465,887)
Cash flows from financing activities:
  Proceeds from shares sold......................................................     13,233,758,448
  Payment for shares redeemed....................................................    (12,603,740,214)
  Cash used from reverse repurchase agreement....................................        (59,835,000)
  Distributions paid*............................................................       (113,717,328)
                                                                                    ----------------
Cash provided by financing activities............................................                         456,465,906
                                                                                                        -------------
Increase in cash.................................................................                                  19
Cash at beginning of year........................................................                                 331
                                                                                                        -------------
Cash at end of year..............................................................                       $         350
                                                                                                        =============
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO CASH USED BY
  OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations.............................                       $ 123,106,585
  Increase in investments........................................................   $   (581,544,674)
  Decrease in interest and dividends receivable..................................          1,767,419
  Decrease in other assets.......................................................             19,636
  Increase in accrued expenses...................................................            185,147     (579,572,472)
                                                                                    ----------------    -------------
Cash used by operating and investing activities..................................                       $(456,465,887)
                                                                                                        =============

---------------

* Non-cash activities include reinvestment of dividends of $10,444,427.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1997

                                                                             NATIONS
                                                            NATIONS        GOVERNMENT        NATIONS          NATIONS
                                                             PRIME        MONEY MARKET       TREASURY        TAX EXEMPT
                                                              FUND            FUND             FUND             FUND
                                                           --------------------------------------------------------------
Net investment income..................................  $  211,915,430   $  20,882,615   $  123,088,385   $   47,090,130
Net realized gain/(loss) on investments................           2,522           1,339           18,200           (1,480)
                                                         --------------    ------------   --------------   --------------
Net increase in net assets resulting from operations...     211,917,952      20,883,954      123,106,585       47,088,650
Distributions to shareholders from net investment
  income:
  Primary A Shares.....................................    (127,428,642)    (16,005,498)     (42,850,726)     (35,293,502)
  Primary B Shares.....................................      (9,968,081)     (1,068,560)      (3,347,375)        (380,490)
  Investor A Shares....................................     (53,311,689)     (1,292,731)      (7,715,087)      (4,059,182)
  Investor B Shares....................................     (17,025,636)     (2,383,399)     (68,532,266)      (5,532,546)
  Investor C Shares....................................      (4,133,462)        (98,717)        (611,667)      (1,820,710)
  Daily Shares.........................................         (47,920)        (33,710)         (31,264)          (3,700)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares.....................................      61,206,993     (37,373,510)     524,546,725      105,546,666
  Primary B Shares.....................................      87,724,370     (12,131,029)       7,681,748        3,780,463
  Investor A Shares....................................      58,232,248     (30,027,577)     629,610,623       16,923,712
  Investor B Shares....................................      22,368,779     (34,870,084)    (551,757,395)      95,689,951
  Investor C Shares....................................      18,857,687         411,437        5,084,728       (3,982,155)
  Daily Shares.........................................       8,970,359       7,858,911       16,321,269        2,332,190
                                                         --------------    ------------   --------------   --------------
Net increase/(decrease) in net assets..................     257,362,958    (106,130,513)     631,505,898      220,289,347
NET ASSETS:
Beginning of year......................................   4,101,773,361     481,444,223    2,491,935,850    1,416,207,268
                                                         --------------    ------------   --------------   --------------
End of year............................................  $4,359,136,319   $ 375,313,710   $3,123,441,748   $1,636,496,615
                                                         ==============   =============   ==============   ==============
Undistributed net investment income at end of year.....  $           --   $      13,157   $       10,103   $        5,737
                                                         ==============   =============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 1996

                                                                           NATIONS
                                                           NATIONS        GOVERNMENT        NATIONS          NATIONS
                                                            PRIME        MONEY MARKET      TREASURY         TAX EXEMPT
                                                           FUND(a)         FUND(b)          FUND(a)          FUND(b)
                                                         ---------------------------------------------------------------
Net investment income.................................  $  190,945,353   $ 8,158,679    $   134,105,989   $   15,271,173
Net realized loss on investments......................         (42,433)       (1,658)           (46,919)              --
                                                        --------------   ------------   ---------------   --------------
Net increase in net assets resulting from
  operations..........................................     190,902,920     8,157,021        134,059,070       15,271,173
Distributions to shareholders from net investment
  income:
  Primary A Shares....................................    (130,059,809)   (5,993,420)       (99,400,052)     (11,805,259)
  Primary B Shares....................................      (5,121,793)     (454,644)        (2,534,994)        (116,636)
  Investor A Shares...................................     (39,740,146)     (787,770)        (5,129,970)      (1,347,117)
  Investor B Shares...................................     (13,005,667)     (882,980)       (26,681,463)      (1,418,100)
  Investor C Shares...................................      (3,015,901)      (39,832)          (350,433)        (584,042)
  Daily Shares........................................          (2,037)          (33)               (83)             (19)
Distributions to shareholders from net realized gain
  on investments:
  Primary A Shares....................................              --            --             (6,502)              --
  Primary B Shares....................................              --            --               (176)              --
  Investor A Shares...................................              --            --               (362)              --
  Investor B Shares...................................              --            --             (1,930)              --
  Investor C Shares...................................              --            --                (24)              --
  Daily Shares........................................              --            --                 --               --
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares....................................    (400,652,057)    3,872,972     (2,075,795,502)     173,638,492
  Primary B Shares....................................     (29,817,441)    4,458,845         (9,326,431)      (2,296,026)
  Investor A Shares...................................     401,182,199    22,569,043        (17,889,209)       2,205,180
  Investor B Shares...................................     141,690,333    35,541,203      1,472,486,586       46,541,215
  Investor C Shares...................................      21,373,710    (2,683,604)         2,410,143       25,335,079
  Daily Shares........................................          38,442            32                 82               18
                                                        --------------   ------------   ---------------   --------------
Net increase/(decrease) in net assets.................     133,772,753    63,756,833       (628,161,250)     245,423,958
NET ASSETS:
Beginning of period...................................   3,968,000,608   417,687,390      3,120,097,100    1,170,783,310
                                                        --------------   ------------   ---------------   --------------
End of period.........................................  $4,101,773,361   $481,444,223   $ 2,491,935,850   $1,416,207,268
                                                        ==============   ============   ===============   ==============
Undistributed net investment income at end of
  period..............................................  $           --   $    13,157    $        10,103   $        5,737
                                                        ==============   ===========    ===============   ==============

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31. The numbers reflected are for the period June 1, 1995 through March 31, 1996.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30. The numbers reflected are for the period December 1, 1995 through March 31, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                                                                    NATIONS GOVERNMENT
                                                     NATIONS PRIME FUND                              MONEY MARKET FUND
                                            YEAR ENDED             PERIOD ENDED             YEAR ENDED            PERIOD ENDED
                                          MARCH 31, 1997         MARCH 31, 1996(a)        MARCH 31, 1997        MARCH 31, 1996(b)
                                               -----------------------------------------------------------------------------
PRIMARY A SHARES:
 Sold................................     $2,571,907,088          $ 2,343,459,930         $ 507,240,424           $ 219,823,787
 Issued in exchange for Primary A
   Shares of Peachtree:
   Prime Fund (Note 7)...............         46,492,996                       --                    --                      --
   Government Money Market Fund (Note
     7)..............................                 --                       --            31,480,400                      --
 Issued as reinvestment of
   dividends.........................            852,265                  486,972                 3,017                      --
 Redeemed............................     (2,558,045,356)          (2,744,598,959)         (576,097,351)           (215,950,815)
                                          ---------------         ---------------         -------------           -------------
 Net increase/(decrease).............     $   61,206,993          $  (400,652,057)        $ (37,373,510)          $   3,872,972
                                          ==============          ===============         =============           =============
PRIMARY B SHARES:
 Sold................................     $1,407,226,085          $   363,309,249         $ 171,213,079           $  46,099,378
 Issued as reinvestment of
   dividends.........................             28,061                       --                    --                      --
 Redeemed............................     (1,319,529,776)            (393,126,690)         (183,344,108)            (41,640,533)
                                          ---------------         ---------------         -------------           -------------
 Net increase/(decrease).............     $   87,724,370          $   (29,817,441)        $ (12,131,029)          $   4,458,845
                                          ==============          ===============         =============           =============
INVESTOR A SHARES:
 Sold................................     $3,809,109,741          $ 3,357,983,129         $  87,140,427           $  60,796,659
 Issued as reinvestment of
   dividends.........................         51,501,048               37,851,418             1,257,952                 766,444
 Redeemed............................     (3,802,378,541)          (2,994,652,348)         (118,425,956)            (38,994,060)
                                          ---------------         ---------------         -------------           -------------
 Net increase/(decrease).............     $   58,232,248          $   401,182,199         $ (30,027,577)          $  22,569,043
                                          ==============          ===============         =============           =============
INVESTOR B SHARES:
 Sold................................     $1,472,078,943          $ 1,738,995,404         $ 259,954,369           $ 111,579,007
 Issued as reinvestment of
   dividends.........................         13,460,877                9,673,991             1,641,684                 617,266
 Redeemed............................     (1,463,171,041)          (1,606,979,062)         (296,466,137)            (76,655,070)
                                          ---------------         ---------------         -------------           -------------
 Net increase/(decrease).............     $   22,368,779          $   141,690,333         $ (34,870,084)          $  35,541,203
                                          ==============          ===============         =============           =============
INVESTOR C SHARES:
 Sold................................     $  244,058,874          $   190,895,727         $   6,143,189           $   1,909,288
 Issued as reinvestment of
   dividends.........................          4,008,416                2,613,240                97,541                  38,740
 Redeemed............................       (229,209,603)            (172,135,257)           (5,829,293)             (4,631,632)
                                          ---------------         ---------------         -------------           -------------
 Net increase/(decrease).............     $   18,857,687          $    21,373,710         $     411,437           $  (2,683,604)
                                          ==============          ===============         =============           =============
DAILY SHARES:
 Sold................................     $   12,949,550          $        92,585         $  14,994,192           $          --
 Issued as reinvestment of
   dividends.........................             47,920                    2,069                22,229                      32
 Redeemed............................         (4,027,111)                 (56,212)           (7,157,510)                     --
                                          ---------------         ---------------         -------------           -------------
 Net increase........................     $    8,970,359          $        38,442         $   7,858,911           $          32
                                          ==============          ===============         =============           =============

---------------
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                  NATIONS TREASURY FUND                          NATIONS TAX EXEMPT FUND
                                           YEAR ENDED             PERIOD ENDED             YEAR ENDED             PERIOD ENDED
                                         MARCH 31, 1997         MARCH 31, 1996(a)        MARCH 31, 1997         MARCH 31, 1996(b)
                                              -----------------------------------------------------------------------------
PRIMARY A SHARES:
 Sold...............................     $2,911,565,540          $ 4,227,193,042         $1,392,743,346           $ 561,383,700
 Issued as reinvestment of
   dividends........................            256,531                   10,474                754,137                      --
 Redeemed...........................     (2,387,275,346)          (6,302,999,018)        (1,287,950,817)           (387,745,208)
                                         ---------------         ---------------          -------------           -------------
 Net increase/(decrease)............     $  524,546,725          $(2,075,795,502)        $  105,546,666           $ 173,638,492
                                         ==============          ===============         ==============           =============
PRIMARY B SHARES:
 Sold...............................     $  425,279,678          $   250,262,684         $   83,563,210           $  14,219,439
 Issued as reinvestment of
   dividends........................                504                       --                     --                      --
 Redeemed...........................       (417,598,435)            (259,589,115)           (79,782,747)            (16,515,465)
                                         ---------------         ---------------          -------------           -------------
 Net increase/(decrease)............     $    7,681,747          $    (9,326,431)        $    3,780,463           $  (2,296,026)
                                         ==============          ===============         ==============           =============
INVESTOR A SHARES:
 Sold...............................     $1,502,010,404          $   355,900,666         $  430,531,574           $ 116,297,792
 Issued as reinvestment of
   dividends........................          4,949,120                4,759,978              3,977,272               1,294,655
 Redeemed...........................       (877,348,901)            (378,549,853)          (417,585,134)           (115,387,267)
                                         ---------------         ---------------          -------------           -------------
 Net increase/(decrease)............     $  629,610,623          $   (17,889,209)        $   16,923,712           $   2,205,180
                                         ==============          ===============         ==============           =============
INVESTOR B SHARES:
 Sold...............................     $8,327,962,057          $ 7,051,467,524         $  625,042,344           $ 271,059,312
 Issued as reinvestment of
   dividends........................          4,638,191                2,333,486              5,290,829                 831,949
 Redeemed...........................     (8,884,357,643)          (5,581,314,424)          (534,643,222)           (225,350,046)
                                         ---------------         ---------------          -------------           -------------
 Net increase/(decrease)............     $ (551,757,395)         $ 1,472,486,586         $   95,689,951           $  46,541,215
                                         ==============          ===============         ==============           =============
INVESTOR C SHARES:
 Sold...............................     $   31,620,194          $    18,619,338         $  166,459,636           $  70,804,287
 Issued as reinvestment of
   dividends........................            608,852                  345,992              1,807,813                 569,704
 Redeemed...........................        (27,144,318)             (16,555,187)          (172,249,604)            (46,038,912)
                                         ---------------         ---------------          -------------           -------------
 Net increase/(decrease)............     $    5,084,728          $     2,410,143         $   (3,982,155)          $  25,335,079
                                         ==============          ===============         ==============           =============
DAILY SHARES:
 Sold...............................     $   35,051,951          $            --         $    4,211,534           $          --
 Issued as reinvestment of
   dividends........................             31,264                       82                  3,295                      18
 Redeemed...........................        (18,761,946)                      --             (1,882,639)                     --
                                         ---------------         ---------------          -------------           -------------
 Net increase.......................     $   16,321,269          $            82         $    2,332,190           $          18
                                         ==============          ===============         ==============           =============

---------------
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                      NET
                                                     ASSET                              DIVIDENDS            TOTAL
                                                     VALUE                                 FROM            DIVIDENDS
                                                  BEGINNING OF     NET INVESTMENT     NET INVESTMENT          AND
                                                      YEAR             INCOME             INCOME         DISTRIBUTIONS
                                                  --------------------------------------------------------------------
NATIONS PRIME FUND
PRIMARY A SHARES
Year ended 03/31/1997...........................     $ 1.00           $ 0.0520           $(0.0520)         $ (0.0520)
Period ended 03/31/1996(a)......................       1.00             0.0468            (0.0468)           (0.0468)
Year ended 05/31/1995...........................       1.00             0.0519            (0.0519)           (0.0519)
Year ended 05/31/1994...........................       1.00             0.0318            (0.0318)           (0.0318)
Year ended 05/31/1993...........................       1.00             0.0328            (0.0328)           (0.0328)
Year ended 05/31/1992...........................       1.00             0.0506            (0.0506)           (0.0506)
Year ended 05/31/1991...........................       1.00             0.0749            (0.0749)           (0.0749)
Year ended 05/31/1990...........................       1.00             0.0855            (0.0855)           (0.0855)
Year ended 05/31/1989...........................       1.00             0.0839            (0.0839)           (0.0839)
Year ended 05/31/1988...........................       1.00             0.0675            (0.0675)           (0.0675)
Period ended 05/31/1987*........................       1.00             0.0277            (0.0277)           (0.0277)
PRIMARY B SHARES
Year ended 03/31/1997...........................     $ 1.00           $ 0.0495           $(0.0495)         $ (0.0495)
Period ended 03/31/1996(a)......................       1.00             0.0447            (0.0447)           (0.0447)
Period ended 05/31/1995*........................       1.00             0.0474            (0.0474)           (0.0474)
INVESTOR A SHARES
Year ended 03/31/1997...........................     $ 1.00           $ 0.0485           $(0.0485)         $ (0.0485)
Period ended 03/31/1996(a)......................       1.00             0.0438            (0.0438)           (0.0438)
Year ended 05/31/1995...........................       1.00             0.0475            (0.0475)           (0.0475)
Year ended 05/31/1994...........................       1.00             0.0283            (0.0283)           (0.0283)
Year ended 05/31/1993...........................       1.00             0.0293            (0.0293)           (0.0293)
Year ended 05/31/1992...........................       1.00             0.0470            (0.0470)           (0.0470)
Period ended 05/31/1991*........................       1.00             0.0617            (0.0617)           (0.0617)
INVESTOR B SHARES
Year ended 03/31/1997...........................     $ 1.00           $ 0.0495           $(0.0495)         $ (0.0495)
Period ended 03/31/1996(a)......................       1.00             0.0447            (0.0447)           (0.0447)
Year ended 05/31/1995...........................       1.00             0.0493            (0.0493)           (0.0493)
Period ended 05/31/1994*........................       1.00             0.0015            (0.0015)           (0.0015)
INVESTOR C SHARES
Year ended 03/31/1997...........................     $ 1.00           $ 0.0495           $(0.0495)         $ (0.0495)
Period ended 03/31/1996(a)......................       1.00             0.0447            (0.0447)           (0.0447)
Year ended 05/31/1995...........................       1.00             0.0493            (0.0493)           (0.0493)
Period ended 05/31/1994*........................       1.00             0.0155            (0.0155)           (0.0155)
DAILY SHARES
Year ended 03/31/1997...........................     $ 1.00           $ 0.0470           $(0.0470)         $ (0.0470)
Period ended 03/31/1996(a)......................       1.00             0.0439            (0.0439)           (0.0439)
Period ended 05/31/1995*........................       1.00             0.0173            (0.0173)           (0.0173)

---------------

* Nations Prime Fund's Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares commenced operations on December 15, 1986, June 16, 1994, July 16, 1990, May 11, 1994, November 26, 1993 and February 9, 1995,
    respectively.

+   Annualized.

++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ Unaudited.

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           NET                                    RATIO OF          RATIO OF
                                                          ASSET                   NET ASSETS      OPERATING      NET INVESTMENT
                                                          VALUE                    END OF       EXPENSES TO        INCOME TO
                                                          END OF      TOTAL          YEAR        AVERAGE NET      AVERAGE NET
                                                           YEAR      RETURN++     (IN 000'S)       ASSETS            ASSETS
                                                    ------------------------------------------------------------------------------
NATIONS PRIME FUND
PRIMARY A SHARES
Year ended 03/31/1997...........................         $1.00        5.34%     $2,533,688          0.30%            5.21%
Period ended 03/31/1996(a)......................          1.00        4.79       2,472,469          0.30+            5.62+
Year ended 05/31/1995...........................          1.00        5.32       2,873,096          0.30             5.23
Year ended 05/31/1994...........................          1.00        3.22       2,883,762          0.30             3.20
Year ended 05/31/1993...........................          1.00        3.33       1,156,266          0.30             3.25
Year ended 05/31/1992...........................          1.00        5.19+++      500,476          0.30             5.03
Year ended 05/31/1991...........................          1.00        7.75+++      574,993          0.30             7.47
Year ended 05/31/1990...........................          1.00        8.88+++      433,298          0.32             8.43
Year ended 05/31/1989...........................          1.00        8.71+++      115,295          0.35             8.11
Year ended 05/31/1988...........................          1.00        6.94+++      264,063          0.36             6.73
Period ended 05/31/1987*........................          1.00        2.79+++      252,562          0.35+            5.99+
PRIMARY B SHARES
Year ended 03/31/1997...........................         $1.00        5.05%      $ 184,021          0.55%            4.96%
Period ended 03/31/1996(a)......................          1.00        4.57          96,305          0.55+            5.37+
Period ended 05/31/1995*........................          1.00        4.84         126,120          0.55+            4.98+
INVESTOR A SHARES
Year ended 03/31/1997...........................         $1.00        4.96%     $1,157,724          0.65%            4.86%
Period ended 03/31/1996(a)......................          1.00        4.48       1,099,490          0.65+            5.27+
Year ended 05/31/1995...........................          1.00        4.85         698,358          0.75             4.78
Year ended 05/31/1994...........................          1.00        2.86         511,833          0.65             2.85
Year ended 05/31/1993...........................          1.00        2.97         306,376          0.65             2.90
Year ended 05/31/1992...........................          1.00        4.81+++      281,101          0.65             4.67
Period ended 05/31/1991*........................          1.00        7.31+++      144,202          0.65+            6.69+
INVESTOR B SHARES
Year ended 03/31/1997...........................         $1.00        5.05%      $ 381,015          0.55%            4.96%
Period ended 03/31/1996(a)......................          1.00        4.57         358,646          0.55+            5.37+
Year ended 05/31/1995...........................          1.00        5.03         216,973          0.56             4.97
Period ended 05/31/1994*........................          1.00        0.15               2          0.55+            2.95+
INVESTOR C SHARES
Year ended 03/31/1997...........................         $1.00        5.05%      $  93,678          0.55%            4.96%
Period ended 03/31/1996(a)......................          1.00        4.57          74,822          0.55+            5.37+
Year ended 05/31/1995...........................          1.00        5.03          53,451          0.56             4.97
Period ended 05/31/1994*........................          1.00        1.58           1,481          0.55+            2.95+
DAILY SHARES
Year ended 03/31/1997...........................         $1.00        4.80%      $   9,010          0.80%            4.71%
Period ended 03/31/1996(a)......................          1.00        4.49              40          0.67+            5.25+
Period ended 05/31/1995*........................          1.00        1.74               2          0.55+            4.98+

                                                      WITHOUT WAIVERS AND/OR
                                                      EXPENSE REIMBURSEMENTS
                                                   ------------------------------
                                                       RATIO OF
                                                      OPERATING
                                                     EXPENSES TO    NET INVESTMENT
                                                     AVERAGE NET         INCOME
                                                       ASSETS          PER SHARE
                                                   -------------------------------
NATIONS PRIME FUND
PRIMARY A SHARES
Year ended 03/31/1997...........................          0.35%          $ 0.0516
Period ended 03/31/1996(a)......................          0.37+            0.0463
Year ended 05/31/1995...........................          0.38             0.0511
Year ended 05/31/1994...........................          0.37             0.0311
Year ended 05/31/1993...........................          0.36             0.0322
Year ended 05/31/1992...........................          0.42             0.0494
Year ended 05/31/1991...........................          0.44             0.0735
Year ended 05/31/1990...........................          0.50+++          0.0731+++
Year ended 05/31/1989...........................          0.55+++          0.0819+++
Year ended 05/31/1988...........................          0.56+++          0.0655+++
Period ended 05/31/1987*........................          0.65+/+++        0.0247+++
PRIMARY B SHARES
Year ended 03/31/1997...........................          0.60%          $ 0.0491
Period ended 03/31/1996(a)......................          0.62+            0.0442
Period ended 05/31/1995*........................          0.63+            0.0466
INVESTOR A SHARES
Year ended 03/31/1997...........................          0.70%          $ 0.0481
Period ended 03/31/1996(a)......................          0.72+            0.0433
Year ended 05/31/1995...........................          0.83             0.0467
Year ended 05/31/1994...........................          0.72             0.0276
Year ended 05/31/1993...........................          0.71             0.0287
Year ended 05/31/1992...........................          0.77             0.0458
Period ended 05/31/1991*........................          0.79+            0.0603
INVESTOR B SHARES
Year ended 03/31/1997...........................          0.60%          $ 0.0491
Period ended 03/31/1996(a)......................          0.62+            0.0442
Year ended 05/31/1995...........................          0.64             0.0485
Period ended 05/31/1994*........................          0.62+            0.0015
INVESTOR C SHARES
Year ended 03/31/1997...........................          0.60%          $ 0.0491
Period ended 03/31/1996(a)......................          0.62+            0.0442
Year ended 05/31/1995...........................          0.64             0.0485
Period ended 05/31/1994*........................          0.62+            0.0151
DAILY SHARES
Year ended 03/31/1997...........................          0.85%          $ 0.0466
Period ended 03/31/1996(a)......................          0.74+            0.0434
Period ended 05/31/1995*........................          0.63+            0.0165


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                      NET
                                                     ASSET                               DIVIDENDS        DISTRIBUTIONS
                                                     VALUE                                  FROM              FROM
                                                  BEGINNING OF     NET INVESTMENT      NET INVESTMENT     NET REALIZED
                                                      YEAR             INCOME              INCOME         CAPITAL GAINS
                                                  ---------------------------------------------------------------------
NATIONS GOVERNMENT MONEY MARKET FUND
PRIMARY A SHARES
Year ended 03/31/1997...........................     $ 1.00            $0.0503            $(0.0503)                --
Period ended 03/31/1996(a)......................       1.00             0.0173             (0.0173)                --
Year ended 11/30/1995...........................       1.00             0.0558             (0.0558)                --
Year ended 11/30/1994...........................       1.00             0.0375             (0.0375)         $ (0.0000)#
Year ended 11/30/1993...........................       1.00             0.0294             (0.0294)                --
Year ended 11/30/1992...........................       1.00             0.0358             (0.0358)                --
Period ended 11/30/1991*........................       1.00             0.0571             (0.0571)                --
PRIMARY B SHARES
Year ended 03/31/1997...........................     $ 1.00            $0.0478            $(0.0478)                --
Period ended 03/31/1996(a)......................       1.00             0.0165             (0.0165)                --
Year ended 11/30/1995...........................       1.00             0.0533             (0.0533)                --
Period ended 11/30/1994*........................       1.00             0.0200             (0.0200)         $ (0.0000)#
INVESTOR A SHARES
Year ended 03/31/1997...........................     $ 1.00            $0.0468            $(0.0468)                --
Period ended 03/31/1996(a)......................       1.00             0.0162             (0.0162)                --
Year ended 11/30/1995...........................       1.00             0.0522             (0.0522)                --
Year ended 11/30/1994...........................       1.00             0.0340             (0.0340)         $ (0.0000)#
Year ended 11/30/1993...........................       1.00             0.0256             (0.0256)                --
Year ended 11/30/1992...........................       1.00             0.0358             (0.0358)                --
Period ended 11/30/1991*........................       1.00             0.0571             (0.0571)                --
INVESTOR B SHARES
Year ended 03/31/1997...........................     $ 1.00            $0.0478            $(0.0478)                --
Period ended 03/31/1996(a)......................       1.00             0.0165             (0.0165)                --
Year ended 11/30/1995...........................       1.00             0.0532             (0.0532)                --
Period ended 11/30/1994*........................       1.00             0.0222             (0.0222)         $ (0.0000)#
INVESTOR C SHARES
Year ended 03/31/1997...........................     $ 1.00            $0.0478            $(0.0478)                --
Period ended 03/31/1996(a)......................       1.00             0.0165             (0.0165)                --
Year ended 11/30/1995...........................       1.00             0.0532             (0.0532)                --
Period ended 11/30/1994*........................       1.00             0.0290             (0.0290)         $ (0.0000)#
DAILY SHARES
Year ended 03/31/1997...........................     $ 1.00            $0.0453            $(0.0453)                --
Period ended 03/31/1996(a)......................       1.00             0.0157             (0.0157)                --
Period ended 11/30/1995*........................       1.00             0.0418             (0.0418)                --


                                                      TOTAL
                                                    DIVIDENDS
                                                       AND
                                                  DISTRIBUTIONS
                                                  ---------------------------------------------------------------------

NATIONS GOVERNMENT MONEY MARKET FUND
PRIMARY A SHARES
Year ended 03/31/1997...........................    $ (0.0503)
Period ended 03/31/1996(a)......................      (0.0173)
Year ended 11/30/1995...........................      (0.0558)
Year ended 11/30/1994...........................      (0.0375)
Year ended 11/30/1993...........................      (0.0294)
Year ended 11/30/1992...........................      (0.0358)
Period ended 11/30/1991*........................      (0.0571)
PRIMARY B SHARES
Year ended 03/31/1997...........................    $ (0.0478)
Period ended 03/31/1996(a)......................      (0.0165)
Year ended 11/30/1995...........................      (0.0533)
Period ended 11/30/1994*........................      (0.0200)
INVESTOR A SHARES
Year ended 03/31/1997...........................    $ (0.0468)
Period ended 03/31/1996(a)......................      (0.0162)
Year ended 11/30/1995...........................      (0.0522)
Year ended 11/30/1994...........................      (0.0340)
Year ended 11/30/1993...........................      (0.0256)
Year ended 11/30/1992...........................      (0.0358)
Period ended 11/30/1991*........................      (0.0571)
INVESTOR B SHARES
Year ended 03/31/1997...........................    $ (0.0478)
Period ended 03/31/1996(a)......................      (0.0165)
Year ended 11/30/1995...........................      (0.0532)
Period ended 11/30/1994*........................      (0.0222)
INVESTOR C SHARES
Year ended 03/31/1997...........................    $ (0.0478)
Period ended 03/31/1996(a)......................      (0.0165)
Year ended 11/30/1995...........................      (0.0532)
Period ended 11/30/1994*........................      (0.0290)
DAILY SHARES
Year ended 03/31/1997...........................    $ (0.0453)
Period ended 03/31/1996(a)......................      (0.0157)
Period ended 11/30/1995*........................      (0.0418)

---------------
* Nations Government Money Market Fund's Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares commenced operations on December 3, 1990, June 16, 1994, February 11, 1991, May 17, 1994, March 21, 1994 and
    February 10, 1995, respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#   Amount represents less than $0.0001 per share.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             NET                                     RATIO OF          RATIO OF
                                            ASSET                    NET ASSETS      OPERATING      NET INVESTMENT
                                            VALUE                      END OF       EXPENSES TO       INCOME TO
                                            END OF        TOTAL          YEAR        AVERAGE NET      AVERAGE NET
                                             YEAR        RETURN++     (IN 000'S)       ASSETS            ASSETS
------------------------------------------------------------------------------------------------------------------
NATIONS GOVERNMENT MONEY MARKET FUND
PRIMARY A SHARES
Year ended 03/31/1997..................   $1.00         5.18%       $299,394          0.30%            5.03%
Period ended 03/31/1996(a).............    1.00         1.74         336,771          0.30+            5.20+
Year ended 11/30/1995..................    1.00         5.72         332,895          0.30             5.58
Year ended 11/30/1994..................    1.00         3.84         432,729          0.30             3.79
Year ended 11/30/1993..................    1.00         2.96         475,180          0.30             2.91
Year ended 11/30/1992..................    1.00         3.63+++      414,412          0.42             3.55
Period ended 11/30/1991*...............    1.00         5.87+++      333,979          0.43+            5.49+
PRIMARY B SHARES
Year ended 03/31/1997..................   $1.00         4.93%       $ 19,450          0.55%            4.78%
Period ended 03/31/1996(a).............    1.00         1.66          31,581          0.55+            4.95+
Year ended 11/30/1995..................    1.00         5.45          27,122          0.55             5.33
Period ended 11/30/1994*...............    1.00         2.02          72,747          0.55+            3.54+
INVESTOR A SHARES
Year ended 03/31/1997..................   $1.00         4.80%       $ 18,717          0.65%            4.68%
Period ended 03/31/1996(a).............    1.00         1.62          48,742          0.65+            4.85+
Year ended 11/30/1995..................    1.00         5.34          26,175          0.65             5.23
Year ended 11/30/1994..................    1.00         3.45          20,173          0.65             3.44
Year ended 11/30/1993..................    1.00         2.60          10,499          0.61             2.60
Year ended 11/30/1992..................    1.00         3.63+++       13,851          0.42             3.55
Period ended 11/30/1991*...............    1.00         5.86+++        8,949          0.43+            5.49+
INVESTOR B SHARES
Year ended 03/31/1997..................   $1.00         4.93%       $ 27,750          0.55%            4.78%
Period ended 03/31/1996(a).............    1.00         1.66          62,617          0.55+            4.95+
Year ended 11/30/1995..................    1.00         5.45          27,079          0.55             5.33
Period ended 11/30/1994*...............    1.00         2.24          11,955          0.55+            3.54+
INVESTOR C SHARES
Year ended 03/31/1997..................   $1.00         4.93%       $  2,142          0.55%            4.78%
Period ended 03/31/1996(a).............    1.00         1.66           1,731          0.55+            4.95+
Year ended 11/30/1995..................    1.00         5.44           4,414          0.55             5.33
Period ended 11/30/1994*...............    1.00         2.94             476          0.55+            3.54+
DAILY SHARES
Year ended 03/31/1997..................   $1.00         4.63%       $  7,860          0.80%            4.53%
Period ended 03/31/1996(a).............    1.00         1.58               2          0.71+            4.79+
Period ended 11/30/1995*...............    1.00         4.38               2          0.55+            5.33+



                                               WITHOUT WAIVERS AND/OR
                                               EXPENSE REIMBURSEMENTS
                                          ------------------------------
                                            RATIO OF
                                           OPERATING
                                          EXPENSES TO     NET INVESTMENT
                                          AVERAGE NET         INCOME
                                            ASSETS          PER SHARE
-----------------------------------------------------------------------
NATIONS GOVERNMENT MONEY MARKET FUND
PRIMARY A SHARES
Year ended 03/31/1997..................      0.57%          $ 0.0476
Period ended 03/31/1996(a).............      0.59+            0.0163
Year ended 11/30/1995..................      0.57             0.0531
Year ended 11/30/1994..................      0.59             0.0347
Year ended 11/30/1993..................      0.56             0.0269
Year ended 11/30/1992..................      0.58             0.0341
Period ended 11/30/1991*...............      0.62+            0.0551
PRIMARY B SHARES
Year ended 03/31/1997..................      0.82%          $ 0.0451
Period ended 03/31/1996(a).............      0.84+            0.0155
Year ended 11/30/1995..................      0.82             0.0506
Period ended 11/30/1994*...............      0.84+            0.0186
INVESTOR A SHARES
Year ended 03/31/1997..................      0.92%          $ 0.0441
Period ended 03/31/1996(a).............      0.94+            0.0152
Year ended 11/30/1995..................      0.92             0.0495
Year ended 11/30/1994..................      0.94             0.0311
Year ended 11/30/1993..................      0.87             0.0231
Year ended 11/30/1992..................      0.58             0.0341
Period ended 11/30/1991*...............      0.62+            0.0551
INVESTOR B SHARES
Year ended 03/31/1997..................      0.82%          $ 0.0451
Period ended 03/31/1996(a).............      0.84+            0.0155
Year ended 11/30/1995..................      0.82             0.0505
Peiod ended 11/30/1994*................      0.84+            0.0206
INVESTOR C SHARES
Year ended 03/31/1997..................      0.82%          $ 0.0451
Period ended 03/31/1996(a).............      0.84+            0.0155
Year ended 11/30/1995..................      0.82             0.0505
Period ended 11/30/1994*...............      0.84+            0.0268
DAILY SHARES
Year ended 03/31/1997..................      1.07%          $ 0.0426
Period ended 03/31/1996(a).............      1.00+            0.0147
Period ended 11/30/1995*...............      0.82%            0.0397


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                      NET
                                                     ASSET                               DIVIDENDS        DISTRIBUTIONS
                                                     VALUE                                  FROM              FROM
                                                  BEGINNING OF     NET INVESTMENT      NET INVESTMENT     NET REALIZED
                                                      YEAR             INCOME              INCOME         CAPITAL GAINS
                                                  ---------------------------------------------------------------------
NATIONS TREASURY FUND
PRIMARY A SHARES
Year ended 03/31/1997...........................      $1.00            $0.0509            $(0.0509)                --
Period ended 03/31/1996(a)......................       1.00             0.0458             (0.0458)          $(0.0000)#
Year ended 05/31/1995...........................       1.00             0.0494             (0.0494)           (0.0000)#
Year ended 05/31/1994...........................       1.00             0.0297             (0.0297)                --
Year ended 05/31/1993...........................       1.00             0.0307             (0.0307)                --
Year ended 05/31/1992...........................       1.00             0.0483             (0.0483)                --
Year ended 05/31/1991...........................       1.00             0.0721             (0.0721)                --
Year ended 05/31/1990...........................       1.00             0.0829             (0.0829)                --
Year ended 05/31/1989...........................       1.00             0.0802             (0.0802)                --
Year ended 05/31/1988...........................       1.00             0.0630             (0.0630)                --
Period ended 05/31/1987*........................       1.00             0.0262             (0.0262)                --
PRIMARY B SHARES
Year ended 03/31/1997...........................      $1.00            $0.0484            $(0.0484)                --
Period ended 03/31/1996(a)......................       1.00             0.0437             (0.0437)          $(0.0000)#
Period ended 05/31/1995*........................       1.00             0.0449             (0.0449)           (0.0000)#
INVESTOR A SHARES
Year ended 03/31/1997...........................      $1.00            $0.0474            $(0.0474)                --
Period ended 03/31/1996(a)......................       1.00             0.0429             (0.0429)          $(0.0000)#
Year ended 05/31/1995...........................       1.00             0.0457             (0.0457)           (0.0000)#
Year ended 05/31/1994...........................       1.00             0.0262             (0.0262)                --
Year ended 05/31/1993...........................       1.00             0.0272             (0.0272)                --
Year ended 05/31/1992...........................       1.00             0.0448             (0.0448)                --
Period ended 05/31/1991*........................       1.00             0.0592             (0.0592)                --
INVESTOR B SHARES
Year ended 03/31/1997...........................      $1.00            $0.0484            $(0.0484)                --
Period ended 03/31/1996(a)......................       1.00             0.0437             (0.0437)          $(0.0000)#
Year ended 05/31/1995...........................       1.00             0.0468             (0.0468)           (0.0000)#
Period ended 05/31/1994*........................       1.00             0.0015             (0.0015)                --
INVESTOR C SHARES
Year ended 03/31/1997...........................      $1.00            $0.0484            $(0.0484)                --
Period ended 03/31/1996(a)......................       1.00             0.0437             (0.0437)          $(0.0000)#
Year ended 05/31/1995...........................       1.00             0.0468             (0.0468)           (0.0000)#
Period ended 05/31/1994*........................       1.00             0.0019             (0.0019)                --
DAILY SHARES
Year ended 03/31/1997...........................      $1.00            $0.0455            $(0.0455)                --
Period ended 03/31/1996(a)......................       1.00             0.0404             (0.0404)                --
Period ended 05/31/1995*........................       1.00             0.0167             (0.0167)                --


                                                      TOTAL
                                                    DIVIDENDS
                                                       AND
                                                  DISTRIBUTIONS
                                                  ---------------------------------------------------------------------

NATIONS TREASURY FUND
PRIMARY A SHARES
Year ended 03/31/1997...........................     $(0.0509)
Period ended 03/31/1996(a)......................      (0.0458)
Year ended 05/31/1995...........................      (0.0494)
Year ended 05/31/1994...........................      (0.0297)
Year ended 05/31/1993...........................      (0.0307)
Year ended 05/31/1992...........................      (0.0483)
Year ended 05/31/1991...........................      (0.0721)
Year ended 05/31/1990...........................      (0.0829)
Year ended 05/31/1989...........................      (0.0802)
Year ended 05/31/1988...........................      (0.0630)
Period ended 05/31/1987*........................      (0.0262)
PRIMARY B SHARES
Year ended 03/31/1997...........................     $(0.0484)
Period ended 03/31/1996(a)......................      (0.0437)
Period ended 05/31/1995*........................      (0.0449)
INVESTOR A SHARES
Year ended 03/31/1997...........................     $(0.0474)
Period ended 03/31/1996(a)......................      (0.0429)
Year ended 05/31/1995...........................      (0.0457)
Year ended 05/31/1994...........................      (0.0262)
Year ended 05/31/1993...........................      (0.0272)
Year ended 05/31/1992...........................      (0.0448)
Period ended 05/31/1991*........................      (0.0592)
INVESTOR B SHARES
Year ended 03/31/1997...........................     $(0.0484)
Period ended 03/31/1996(a)......................      (0.0437)
Year ended 05/31/1995...........................      (0.0468)
Period ended 05/31/1994*........................      (0.0015)
INVESTOR C SHARES
Year ended 03/31/1997...........................     $(0.0484)
Period ended 03/31/1996(a)......................      (0.0437)
Year ended 05/31/1995...........................      (0.0468)
Period ended 05/31/1994*........................      (0.0019)
DAILY SHARES
Year ended 03/31/1997...........................     $(0.0455)
Period ended 03/31/1996(a)......................      (0.0404)
Period ended 05/31/1995*........................      (0.0167)

---------------
* Nations Treasury Fund's Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares commenced operations on December 15, 1986, June 16, 1994, July 16, 1990, May 16, 1994, May 11, 1994 and February 9, 1995,
    respectively.

+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
#  Amount represents less than $0.0001 per share.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)




                                                          NET                                    RATIO OF          RATIO OF
                                                         ASSET                   NET ASSETS      OPERATING      NET INVESTMENT
                                                         VALUE                     END OF       EXPENSES TO       INCOME TO
                                                         END OF      TOTAL          YEAR        AVERAGE NET      AVERAGE NET
                                                          YEAR      RETURN++     (IN 000'S)       ASSETS            ASSETS
----------------------------------------------------------------------------------------------------------------------------
NATIONS TREASURY FUND
PRIMARY A SHARES
Year ended 03/31/1997...........................           $1.00        5.22%     $1,345,585          0.30%            5.09%
Period ended 03/31/1996(a)......................            1.00        4.67         821,030          0.30+            5.52+
Year ended 05/31/1995...........................            1.00        5.05       2,896,868          0.30             4.99
Year ended 05/31/1994...........................            1.00        2.99       2,679,992          0.30             2.97
Year ended 05/31/1993...........................            1.00        3.12       2,956,796          0.30             3.02
Year ended 05/31/1992...........................            1.00        4.95+++    1,094,741          0.29             4.82
Year ended 05/31/1991...........................            1.00        7.46+++      955,186          0.25             7.04
Year ended 05/31/1990...........................            1.00        8.61+++      392,843          0.25             8.18
Year ended 05/31/1989...........................            1.00        8.33+++       90,946          0.39             7.93
Year ended 05/31/1988...........................            1.00        6.49+++      111,414          0.38             6.31
Period ended 05/31/1987*........................            1.00        2.64+++       66,221          0.35+            5.68+
PRIMARY B SHARES
Year ended 03/31/1997...........................           $1.00        4.96%      $  55,170          0.55%            4.84%
Period ended 03/31/1996(a)......................            1.00        4.46          47,488          0.55+            5.27+
Period ended 05/31/1995*........................            1.00        4.56          56,815          0.55+            4.74+
INVESTOR A SHARES
Year ended 03/31/1997...........................           $1.00        4.85%      $ 719,199          0.65%            4.74%
Period ended 03/31/1996(a)......................            1.00        4.36          89,584          0.65+            5.17+
Year ended 05/31/1995...........................            1.00        4.65         107,475          0.67             4.62
Year ended 05/31/1994...........................            1.00        2.67          74,195          0.65             2.62
Year ended 05/31/1993...........................            1.00        2.77         105,828          0.65             2.67
Year ended 05/31/1992...........................            1.00        4.57+++       90,917          0.64             4.47
Period ended 05/31/1991*........................            1.00        6.98+++       37,265          0.61+            6.53+
INVESTOR B SHARES
Year ended 03/31/1997...........................           $1.00        4.96%      $ 973,297          0.55%            4.84%
Period ended 03/31/1996(a)......................            1.00        4.46       1,525,048          0.55+            5.27+
Year ended 05/31/1995...........................            1.00        4.76          52,564          0.56             4.73
Period ended 05/31/1994*........................            1.00        0.14               2          0.55+            2.72+
INVESTOR C SHARES
Year ended 03/31/1997...........................           $1.00        4.96%      $  13,868          0.55%            4.84%
Period ended 03/31/1996(a)......................            1.00        4.46           8,783          0.55+            5.27+
Year ended 05/31/1995...........................            1.00        4.76           6,373          0.56             4.73
Period ended 05/31/1994*........................            1.00        0.19             191          0.55+            2.72+
DAILY SHARES
Year ended 03/31/1997...........................           $1.00        4.66%      $  16,323          0.80%            4.59%
Period ended 03/31/1996(a)......................            1.00        4.09               2          0.64+            5.18+
Period ended 05/31/1995*........................            1.00        1.67               2          0.55+            4.74+



                                                       WITHOUT WAIVERS AND/OR
                                                       EXPENSE REIMBURSEMENTS
                                                   ------------------------------
                                                    RATIO OF
                                                    OPERATING
                                                   EXPENSES TO     NET INVESTMENT
                                                   AVERAGE NET         INCOME
                                                     ASSETS          PER SHARE
                                                   ------------------------------
NATIONS TREASURY FUND
PRIMARY A SHARES
Year ended 03/31/1997...........................      0.35%           $0.0504
Period ended 03/31/1996(a)......................      0.37+            0.0453
Year ended 05/31/1995...........................      0.35             0.0489
Year ended 05/31/1994...........................      0.36             0.0292
Year ended 05/31/1993...........................      0.36             0.0302
Year ended 05/31/1992...........................      0.42             0.0470
Year ended 05/31/1991...........................      0.43             0.0703
Year ended 05/31/1990...........................      0.59+++          0.0693+++
Year ended 05/31/1989...........................      0.58+++          0.0783+++
Year ended 05/31/1988...........................      0.65+++          0.0603+++
Period ended 05/31/1987*........................
PRIMARY B SHARES                                      0.75+/+++        0.0222+++
Year ended 03/31/1997...........................      0.60%           $0.0479
Period ended 03/31/1996(a)......................      0.62+            0.0432
Period ended 05/31/1995*........................      0.60+            0.0444
INVESTOR A SHARES
Year ended 03/31/1997...........................      0.70%           $0.0469
Period ended 03/31/1996(a)......................      0.72+            0.0424
Year ended 05/31/1995...........................      0.72             0.0452
Year ended 05/31/1994...........................      0.71             0.0257
Year ended 05/31/1993...........................      0.71             0.0266
Year ended 05/31/1992...........................      0.76             0.0435
Period ended 05/31/1991*........................      0.83+            0.0570
INVESTOR B SHARES
Year ended 03/31/1997...........................      0.60%           $0.0479
Period ended 03/31/1996(a)......................      0.62+            0.0432
Year ended 05/31/1995...........................      0.61             0.0463
Period ended 05/31/1994*........................      0.61+            0.0014
INVESTOR C SHARES
Year ended 03/31/1997...........................      0.60%           $0.0479
Period ended 03/31/1996(a)......................      0.62+            0.0432
Year ended 05/31/1995...........................      0.61             0.0463
Period ended 05/31/1994*........................      0.61+            0.0019
DAILY SHARES
Year ended 03/31/1997...........................      0.85%           $0.0450
Period ended 03/31/1996(a)......................      0.71+            0.0399
Period ended 05/31/1995*........................      0.60+            0.0162

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                      NET
                                                     ASSET                                                   TOTAL
                                                     VALUE                            DIVIDENDS FROM       DIVIDENDS
                                                  BEGINNING OF     NET INVESTMENT     NET INVESTMENT          AND
                                                      YEAR             INCOME             INCOME         DISTRIBUTIONS
                                                  --------------------------------------------------------------------
NATIONS TAX EXEMPT FUND
PRIMARY A SHARES
Year ended 03/31/1997...........................      $1.00            $0.0324           $(0.0324)          $(0.0324)
Period ended 03/31/1996(a)......................       1.00             0.0112            (0.0112)           (0.0112)
Year ended 11/30/1995...........................       1.00             0.0361            (0.0361)           (0.0361)
Year ended 11/30/1994...........................       1.00             0.0257            (0.0257)           (0.0257)
Year ended 11/30/1993...........................       1.00             0.0223            (0.0223)           (0.0223)
Year ended 11/30/1992...........................       1.00             0.0267            (0.0267)           (0.0267)
Year ended 11/30/1991...........................       1.00             0.0422            (0.0422)           (0.0422)
Year ended 11/30/1990...........................       1.00             0.0550            (0.0550)           (0.0550)
Year ended 11/30/1989...........................       1.00             0.0600            (0.0600)           (0.0600)
Period ended 11/30/1988*........................       1.00             0.0350            (0.0350)           (0.0350)
PRIMARY B SHARES
Year ended 03/31/1997...........................      $1.00            $0.0300           $(0.0300)          $(0.0300)
Period ended 03/31/1996(a)......................       1.00             0.0104            (0.0104)           (0.0104)
Year ended 11/30/1995...........................       1.00             0.0335            (0.0335)           (0.0335)
Period ended 11/30/1994*........................       1.00             0.0116            (0.0116)           (0.0116)
INVESTOR A SHARES
Year ended 03/31/1997...........................      $1.00            $0.0300           $(0.0300)          $(0.0300)
Period ended 03/31/1996(a)......................       1.00             0.0104            (0.0104)           (0.0104)
Year ended 11/30/1995...........................       1.00             0.0335            (0.0335)           (0.0335)
Year ended 11/30/1994...........................       1.00             0.0231            (0.0231)           (0.0231)
Year ended 11/30/1993...........................       1.00             0.0198            (0.0198)           (0.0198)
Year ended 11/30/1992...........................       1.00             0.0266            (0.0266)           (0.0266)
Period ended 11/30/1991*........................       1.00             0.0422            (0.0422)           (0.0422)
INVESTOR B SHARES
Year ended 03/31/1997...........................      $1.00            $0.0307           $(0.0307)          $(0.0307)
Period ended 03/31/1996(a)......................       1.00             0.0106            (0.0106)           (0.0106)
Year ended 11/30/1995...........................       1.00             0.0342            (0.0342)           (0.0342)
Period ended 11/30/1994*........................       1.00             0.0141            (0.0141)           (0.0141)
INVESTOR C SHARES
Year ended 03/31/1997...........................      $1.00            $0.0311           $(0.0311)          $(0.0311)
Period ended 03/31/1996(a)......................       1.00             0.0107            (0.0107)           (0.0107)
Year ended 11/30/1995...........................       1.00             0.0346            (0.0346)           (0.0346)
Period ended 11/30/1994*........................       1.00             0.0203            (0.0203)           (0.0203)
DAILY SHARES
Year ended 03/31/1997...........................      $1.00            $0.0270           $(0.0270)          $(0.0270)
Period ended 03/31/1996(a)......................       1.00             0.0090            (0.0090)           (0.0090)
Period ended 11/30/1995*........................       1.00             0.0243            (0.0243)           (0.0243)

---------------
* Nations Tax Exempt Fund's Primary A, Primary B, Investor A, Investor B, Investor C and Daily Shares commenced operations on March 14, 1988, June 16, 1994, April 5, 1991, May 17, 1994, March 7, 1994 and February 10, 1995,
    respectively.
+   Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)


                                                   NET                                    RATIO OF          RATIO OF
                                                  ASSET                   NET ASSETS      OPERATING      NET INVESTMENT
                                                  VALUE                     END OF       EXPENSES TO       INCOME TO
                                                  END OF      TOTAL          YEAR        AVERAGE NET      AVERAGE NET
                                                   YEAR      RETURN++     (IN 000'S)       ASSETS            ASSETS
-----------------------------------------------------------------------------------------------------------------------
NATIONS TAX EXEMPT FUND
PRIMARY A SHARES
Year ended 03/31/1997...........................   $1.00        3.29%     $1,184,313          0.30%            3.25%
Period ended 03/31/1996(a)......................    1.00        1.12       1,078,764          0.30+            3.35+
Year ended 11/30/1995...........................    1.00        3.68         905,125          0.30             3.62
Year ended 11/30/1994...........................    1.00        2.60         820,677          0.27             2.59
Year ended 11/30/1993...........................    1.00        2.27         701,403          0.23             2.23
Year ended 11/30/1992...........................    1.00        2.70+++      329,265          0.40             2.65
Year ended 11/30/1991...........................    1.00        4.31+++      168,829          0.42             4.23
Year ended 11/30/1990...........................    1.00        5.63+++      173,834          0.40             5.51
Year ended 11/30/1989...........................    1.00        6.17+++      145,109          0.40             6.00
Period ended 11/30/1988*........................    1.00        3.55+++      143,245          0.40+            4.97+
PRIMARY B SHARES
Year ended 03/31/1997...........................   $1.00        3.04%      $  13,151          0.55%            3.00%
Period ended 03/31/1996(a)......................    1.00        1.04           9,370          0.55+            3.10+
Year ended 11/30/1995...........................    1.00        3.39          11,666          0.55             3.37
Period ended 11/30/1994*........................    1.00        1.17          18,207          0.52+            2.34+
INVESTOR A SHARES
Year ended 03/31/1997...........................   $1.00        3.04%      $ 145,337          0.55%            3.00%
Period ended 03/31/1996(a)......................    1.00        1.04         128,414          0.55+            3.10+
Year ended 11/30/1995...........................    1.00        3.40         126,207          0.55             3.37
Year ended 11/30/1994...........................    1.00        2.36         151,714          0.52             2.34
Year ended 11/30/1993...........................    1.00        2.00         119,552          0.48             1.98
Year ended 11/30/1992...........................    1.00        2.68+++       80,158          0.55             2.50
Period ended 11/30/1991*........................    1.00        4.30+++        1,690          0.42+            4.23+
INVESTOR B SHARES
Year ended 03/31/1997...........................   $1.00        3.11%      $ 228,601          0.50%            3.05%
Period ended 03/31/1996(a)......................    1.00        1.06         132,914          0.50+            3.15+
Year ended 11/30/1995...........................    1.00        3.47          86,374          0.50             3.42
Period ended 11/30/1994*........................    1.00        1.43               3          0.47+            2.39+
INVESTOR C SHARES
Year ended 03/31/1997...........................   $1.00        3.15%      $  62,761          0.45%            3.10%
Period ended 03/31/1996(a)......................    1.00        1.07          66,743          0.45+            3.20+
Year ended 11/30/1995...........................    1.00        3.52          41,409          0.45             3.47
Period ended 11/30/1994*........................    1.00        2.05          25,704          0.42+            2.44+
DAILY SHARES
Year ended 03/31/1997...........................   $1.00        2.73%      $   2,334          0.80%            2.75%
Period ended 03/31/1996(a)......................    1.00        0.91               2          0.69+            2.96+
Period ended 11/30/1995*........................    1.00        2.61               2          0.45+            3.47+



                                                    WITHOUT WAIVERS AND/OR
                                                    EXPENSE REIMBURSEMENTS
                                                 ----------------------------
                                                   RATIO OF
                                                  OPERATING
                                                 EXPENSES TO   NET INVESTMENT
                                                 AVERAGE NET       INCOME
                                                   ASSETS         PER SHARE
-----------------------------------------------------------------------------
NATIONS TAX EXEMPT FUND
PRIMARY A SHARES
Year ended 03/31/1997...........................    0.55%         $ 0.0298
Period ended 03/31/1996(a)......................    0.58+           0.0103
Year ended 11/30/1995...........................    0.57            0.0335
Year ended 11/30/1994...........................    0.59            0.0226
Year ended 11/30/1993...........................    0.59            0.0187
Year ended 11/30/1992...........................    0.57            0.0250
Year ended 11/30/1991...........................    0.60            0.0404
Year ended 11/30/1990...........................    0.75            0.0515
Year ended 11/30/1989...........................    0.74            0.0566
Period ended 11/30/1988*........................    0.75+           0.0325
PRIMARY B SHARES
Year ended 03/31/1997...........................    0.80%         $ 0.0274
Period ended 03/31/1996(a)......................    0.83+           0.0095
Year ended 11/30/1995...........................    0.82            0.0309
Period ended 11/30/1994*........................    0.84+           0.0102
INVESTOR A SHARES
Year ended 03/31/1997...........................    0.80%         $ 0.0274
Period ended 03/31/1996(a)......................    0.83+           0.0095
Year ended 11/30/1995...........................    0.82            0.0309
Year ended 11/30/1994...........................    0.84            0.0199
Year ended 11/30/1993...........................    0.84            0.0162
Year ended 11/30/1992...........................    0.72            0.0248
Period ended 11/30/1991*........................    0.60+           0.0404
INVESTOR B SHARES
Year ended 03/31/1997...........................    0.75%         $ 0.0281
Period ended 03/31/1996(a)......................    0.78+           0.0097
Year ended 11/30/1995...........................    0.77            0.0316
Period ended 11/30/1994*........................    0.79+           0.0118
INVESTOR C SHARES
Year ended 03/31/1997...........................    0.70%         $ 0.0285
Period ended 03/31/1996(a)......................    0.73+           0.0098
Year ended 11/30/1995...........................    0.72            0.0320
Period ended 11/30/1994*........................    0.74+           0.0177
DAILY SHARES
Year ended 03/31/1997...........................    1.05%         $ 0.0244
Period ended 03/31/1996(a)......................    0.97+           0.0081
Period ended 11/30/1995*........................    0.72+           0.0225

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS

Nations Fund Trust (the "Trust") and Nations Fund, Inc. (the "Company") are registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as open-end investment companies. As of the date of this report, the Trust offers thirty-three separate portfolios and the Company offers five separate portfolios. Information presented in these financial statements pertains only to: Nations Prime Fund, Nations Government Money Market Fund, Nations Treasury Fund and Nations Tax Exempt Fund (each a "Fund" and collectively, the "Funds"). The financial statements for the remaining funds of the Trust and the Company are presented under separate cover. The Funds currently offer six classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares (formerly Investor D Shares). Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: The portfolio securities of each Fund are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and other assets are valued by the Funds' investment adviser under the supervision of the Board of Trustees or the Board of Directors.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral should be at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its right. Unless permitted by the Securities and Exchange Commission, the Fund will not enter into repurchase agreements with the investment adviser, distributor or any of their affiliates. The Funds' investment adviser, acting under the supervision of the Board of Trustees or the Board of Directors, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements with institutions that the Funds' investment adviser has determined are creditworthy. Under the terms of a typical reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations at least equal in value to the Fund's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Schedule of Investments.

At March 31, 1997, Nations Treasury Fund had reverse repurchase agreements outstanding as follows:

    Maturity Amount................................................................    $471,921,000
    Maturity Date..................................................................        07/01/97
    Market Value of Assets Sold Under Agreements...................................    $468,761,284

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The average daily balance of reverse repurchase agreements outstanding during the year ended March 31, 1997 was $502,264,029.

The proceeds received by Nations Treasury Fund under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the year ended March 31, 1997, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $723,607 and have been included in interest income in the Statements of Operations.

Securities Transactions and Investment Income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of the securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums calculated ratably, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among classes based upon the relative net assets of each class of shares.

Dividends and Distributions to Shareholders: It is the policy of each Fund to declare dividends daily from net investment income and to pay such dividends monthly. Each Fund will distribute net realized short-term capital gains annually after the fiscal year in which earned or more frequently to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees or the Board of Directors in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by the Fund as a whole.

Reclassifications are made to each Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under Federal income tax regulations. Certain reclassification adjustments are made between paid-in capital and realized loss due to different book and tax accounting for Post-October losses acquired in the merger with the Peachtree Funds.

Reclassifications for the year ended March 31, 1997 were as follows:

                                                                                               DECREASE
                                                                           INCREASE         ACCUMULATED NET
                                                                        PAID-IN CAPITAL      REALIZED LOSS
                                                                          ---------------------------------
    Nations Prime Fund................................................      $ 2,333             $ 2,333

Federal Income Tax: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

Expenses: General expenses of the Trust or the Company are allocated to the relevant Funds based upon relative net assets. Operating expenses directly attributable to a Fund or class of shares are charged to such Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative net assets of each class of shares.

Cash Flow Information: Cash, as used in the Statement of Cash Flows, is the amount reported in the Statements of Assets and Liabilities and represents cash on hand at custodian banks. The Trust and the Company issue and redeem shares, invest in securities, and distribute dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

Each of the Trust and the Company has, on behalf of its Funds, entered into an investment advisory agreement (the "Investment Advisory Agreements") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Funds. Under the terms of these Investment Advisory Agreements, NBAI is entitled to receive an advisory fee from (i) Nations

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Government Money Market Fund and Nations Tax Exempt Fund calculated daily and payable monthly based on the annual rate of 0.40% of the average daily net assets of such Funds and (ii) Nations Prime Fund and Nations Treasury Fund at the following annual rates multiplied by the combined average daily net assets of such Funds, as follows:

                                                                     FEES ON COMBINED     FEES ON COMBINED
                                                                       ASSETS UP TO       ASSETS EXCEEDING
                                                                       $250 MILLION         $250 MILLION
                                                                     ------------------------------------
    Nations Prime Fund.............................................       0.25%                0.20%
    Nations Treasury Fund..........................................       0.25%                0.20%

Each of the Trust and the Company has, on behalf of its Funds entered into a sub-advisory agreement (the "Sub-Advisory Agreements") with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the terms of these Sub-Advisory Agreements, TradeStreet is entitled to receive a sub-advisory fee from NBAI for each Fund at the annual rate of 0.055% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Trust and the Company pursuant to administration agreements (the "Administration Agreements"). First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust and the Company pursuant to co-administration agreements (the "Co-Administration Agreements"). Pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the investment portfolios of the Trust and the Company and the investment portfolios of Nations Fund Portfolios, Inc. (another registered investment company which is part of the Nations Funds Family) on a combined basis. NationsBank serves as the sub-administrator of the Trust and the Company pursuant to a sub-administration agreement (the "Sub-Administration Agreement") with Stephens. For the year ended March 31, 1997, Stephens earned $5,782,621, net of waiver, from the Funds for its administration services, of which $857,544 was paid to NationsBank for its services as sub-administrator.

The investment adviser, sub-adviser, administrator and co-administrator may, from time to time, reduce their fees payable by each Fund (either voluntarily or pursuant to applicable state limitations). For the year ended March 31, 1997, the investment adviser voluntarily waived fees as follows:

                                                                                FEES
                                                                               WAIVED
                                                                                 BY         FEES WAIVED
                                                                             INVESTMENT         BY
                                                                              ADVISER      ADMINISTRATOR
                                                                             --------------------------
    Nations Prime Fund.....................................................  $1,579,771      $ 419,503
    Nations Government Money Market Fund...................................   1,087,306         39,867
    Nations Treasury Fund..................................................   1,026,792        250,485
    Nations Tax Exempt Fund................................................   3,589,593        151,529

NationsBank of Texas, N.A. ("NationsBank of Texas") acts as the custodian for the Funds and, for the year ended March 31, 1997, earned $727,697 for providing such services. On October 18, 1996, The Bank of New York ("BONY") was appointed sub-custodian for the Funds.

First Data also serves as the transfer agent for the Funds' shares. NationsBank of Texas also acts as the sub-transfer agent for the Primary Shares of the Funds and, for the year ended March 31, 1997, earned approximately $22,742 for providing such services. Stephens also serves as distributor of the Funds' shares.

No officer, director or employee of NationsBank, NBAI, TradeStreet, Stephens, First Data or any affiliate thereof, receives any compensation from the Trust or the Company for serving as a trustee, director, officer or employee of the Trust or the Company. The Trust and the Company pay each unaffiliated Trustee or Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting and $500 for each telephonic board meeting attended. The Trust and the Company also reimburse expenses incurred by each unaffiliated Trustee or Director in attending such meetings.

The Trust's and the Company's eligible Trustees or Directors, respectively, may participate in a non-qualified deferred compensation and retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund. The expense for the deferred compensation plan is included in "Trustees'/Directors' fees and expenses" in the Statements of Operations.

3. SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Trust and the Company each have adopted shareholder servicing plans ("Servicing Plans") for Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares of each Fund; and a distribution plan ("Distribution Plans") pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares, Investor B Shares and Daily Shares of each Fund (collectively, the "Plans"). The Servicing Plans permit the Funds to compensate servicing agents and selling agents that have entered into a servicing agreement with the Funds for services provided to their customers that own Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares, respectively. The Distribution Plans permit the Funds to compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor A Shares, Investor B Shares or Daily Shares, respectively. Payments under the Plans are accrued daily and paid monthly at a rate set, from time to time, by the Funds. Fees incurred pursuant to the Plans are charged as expenses of each Fund directly to the Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares, respectively.

For the year ended March 31, 1997, the effective rates incurred by the Funds, as a percentage of average daily net assets, pursuant to the Plans were as follows:

                        PRIMARY B   INVESTOR A    INVESTOR A    INVESTOR B    INVESTOR B    INVESTOR C     DAILY        DAILY
                        SERVICING   SERVICING    DISTRIBUTION   SERVICING    DISTRIBUTION   SERVICING    SERVICING   DISTRIBUTION
         FUND             PLAN         PLAN          PLAN          PLAN          PLAN          PLAN        PLAN          PLAN
 ------------------------------------------------------------------------------------------------------------------------------
Nations Prime Fund.....  0.25%       0.25%         0.10%         0.25%          --           0.25%        0.25%        0.25%
Nations Government
  Money Market Fund....  0.25%       0.25%         0.10%         0.25%          --           0.25%        0.25%        0.25%
Nations Treasury
  Fund.................  0.25%       0.25%         0.10%         0.25%          --           0.25%        0.25%        0.25%
Nations Tax Exempt
  Fund.................  0.25%       0.25%          --           0.20%          --           0.15%        0.25%        0.25%

A substantial portion of the fees paid pursuant to the plans described above are paid to affiliates of NationsBank and NBAI.

4.  SHARES OF BENEFICIAL INTEREST.

As of March 31, 1997, an unlimited number of shares without par value were authorized for the Trust and 420,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

5.  RESTRICTED SECURITIES.

The following securities are illiquid and restricted as to resale and, accordingly, are valued at fair value in good faith by or under the direction of the Trust's Board of Trustees or the Company's Board of Directors, as applicable, taking into consideration such factors as the relevant Board deems appropriate.

The following table shows the acquisition date, the par value, value per unit, market value, the percentage of Nations Prime Fund's total net assets that each security comprises as well as the aggregate cost of each such security at March 31, 1997.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                             VALUE                  PERCENTAGE
                                                 ACQUISITION                  PER       MARKET          OF         COST AT
                    SECURITY                        DATE        PAR VALUE    UNIT       VALUE       NET ASSETS     03/31/97
-----------------------------------------------------------------------------------------------------------------------------
Allstate Life Insurance Company:
  5.587% 06/27/97#..............................   11/01/96    $25,000,000   $1.00   $ 25,000,000       0.6%     $ 25,000,000
  5.587% 06/27/97#..............................   12/01/96     25,000,000    1.00     25,000,000       0.6        25,000,000
Anchor National Life Insurance Company,
  5.683% 06/27/97#..............................   12/01/96     25,000,000    1.00     25,000,000       0.6        25,000,000
Commonwealth Life Insurance Company, Inc.:
  5.640% 09/29/97#..............................   12/01/96     62,000,000    1.00     62,000,000       1.4        62,000,000
  5.640% 09/29/97#..............................   02/02/97     10,000,000    1.00     10,000,000       0.2        10,000,000
Life Insurance Company of Georgia,
  5.633% 09/29/97#..............................   01/01/97     60,000,000    1.00     60,000,000       1.3        60,000,000
New York Life Insurance Company,
  5.652% 10/06/97+++............................   10/07/96    100,000,000    1.00    100,000,000       2.3       100,000,000
Peoples Security Life Insurance Company:
  5.690% 12/04/97+++............................   11/04/96     20,000,000    1.00     20,000,000       0.5        20,000,000
  5.640% 09/29/97#..............................   01/05/97     20,000,000    1.00     20,000,000       0.5        20,000,000
Sun Life Insurance Company of America,
  5.743% 09/29/97#..............................   04/01/96     50,000,000    1.00     50,000,000       1.1        50,000,000
Travelers Life Insurance Company,
  5.518% 05/01/97+++............................   02/03/97     25,000,000    1.00     25,000,000       0.6        25,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                     $422,000,000       9.7%     $422,000,000
-----------------------------------------------------------------------------------------------------------------------------

 # Put Date

+++ Reset Date

Certain securities may be sold only pursuant to certain legal restrictions and may be difficult to sell. No Fund will invest more than 10% of the value of its net assets in securities that are illiquid.

The following securities of Nations Prime Fund are restricted to resale, however, they are considered liquid due to the put feature which allows the Fund to put the security back to the issuer at par value within seven calendar days notice.

The following table shows the acquisition date, the par value, value per unit, market value, the percentage of Nations Prime Fund's total net assets that each security comprises as well as the aggregate cost of each such security at March 31, 1997.

                                                                             VALUE                  PERCENTAGE
                                                 ACQUISITION                  PER       MARKET          OF         COST AT
                    SECURITY                        DATE        PAR VALUE    UNIT       VALUE       NET ASSETS     03/31/97
-----------------------------------------------------------------------------------------------------------------------------
General American Life Insurance Company,
  5.580% 04/07/97#..............................   02/06/97    $50,000,000   $1.00   $ 50,000,000       1.1%     $ 50,000,000
Life Insurance Company of Virginia:
  5.369% 04/07/97#..............................   09/02/96     50,000,000    1.00     50,000,000       1.1        50,000,000
  5.392% 04/07/97#..............................   02/01/97     25,000,000    1.00     25,000,000       0.6        25,000,000
  5.392% 04/07/97#..............................   03/01/97     25,000,000    1.00     25,000,000       0.6        25,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                     $150,000,000       3.4%     $150,000,000
-----------------------------------------------------------------------------------------------------------------------------

# Put Date

6.  CAPITAL LOSS CARRYFORWARD.

At March 31, 1997, the Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                                                       1998       1999      2001      2002      2003      2004      2005
                                                      ------------------------------------------------------------------
Nations Prime Fund.................................. $216,957   $203,217        --        --        --   $24,136   $25,486
Nations Government Money Market Fund................       --         --        --   $ 1,266   $61,599     1,658        --
Nations Treasury Fund...............................       --         --        --        --        --     6,459    24,565
Nations Tax Exempt Fund.............................       --         --   $23,264    16,054    29,615        --     1,480

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 1997, Nations Treasury Fund has elected to defer losses occurring between November 1, 1996 and March 31, 1997, under these rules, in the amount of $7,730.

In connection with the acquisition of Peachtree Government Money Market Fund by Nations Government Money Market Fund, a capital loss carryforward of $2,954 was acquired, of which $0 has been used as of March 31, 1997.

7.  REORGANIZATION.

On September 27, 1996, certain Nations Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of the Peachtree Funds, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund at the acquisition date as well as the total net assets of each Acquiring Fund after the acquisition are as follows:

                                                     SHARES           VALUE OF         TOTAL NET
                                                     ISSUED         SHARES ISSUED      ASSETS OF      TOTAL NET ASSETS
  ACQUIRING        ACQUIRED       ACQUISITION     BY ACQUIRING      BY ACQUIRING       ACQUIRED         OF ACQUIRING
    FUND             FUND            DATE             FUND              FUND             FUND               FUND
----------------------------------------------------------------------------------------------------------------------
Nations Prime    Peachtree
Fund             Prime Money
                 Market Fund         09/27/96       46,492,996       $46,492,996      $46,490,663      $4,147,941,938
Nations          Peachtree
Government       Government
Money Market     Money Market
Fund             Fund                09/27/96       31,480,400        31,480,400       31,477,446         364,861,596

               TOTAL NET ASSETS
                 OF ACQUIRING
  ACQUIRING       FUND AFTER
    FUND         ACQUISITION
----------------------------------------------------------------------------------------------------------------------

Nations Prime
Fund
                $4,194,432,601
Nations
Government
Money Market
Fund               396,339,042

8.  SIGNIFICANT CONCENTRATIONS.

On February 26, 1997, NationsBank Corporation's (the "Corporation") Asset Management Group announced plans to sell its Institutional Trust, Retirement Services and Corporate Trust businesses (collectively, the "Businesses"). The Businesses make significant use of the Nations Family of Funds (the "Nations Funds") to satisfy their clients' investment needs. It is uncertain at this point what impact, if any, the sale of these Businesses will have on the Nations Funds and its shareholders. Currently, however, the investment adviser, does not believe that a significant impact to the overall financial condition and operating performance of the Funds will occur.

9.  SUBSEQUENT EVENT.

Each of the Trust and the Company, is a party to an Agreement and Plan of Reorganization with The Pilot Funds (which are advised by Boatmen's Trust Company, an affiliate of NationsBank Corporation since January 7, 1997) pursuant to which certain Nations Funds portfolios will acquire the assets of The Pilot Funds portfolios. The shareholders of The Pilot Funds voted to approve the proposed reorganizations on or before May 14, 1997. As of March 31, 1997, net assets of the fourteen funds comprising The Pilot Funds were approximately $6.5 billion. The reorganization involves the following Funds:

                   NATIONS FUNDS                                       PILOT FUNDS
------------------------------------------------------------------------------------------------------
                    Prime Fund                                Short-Term Diversified Assets
                   Treasury Fund                              Short-Term U.S. Treasury Fund
                  Tax Exempt Fund                                 Short-Term Tax-Exempt
                                                           and Missouri Short-Term Tax-Exempt

NATIONS FUNDS
--------------------------------------------------------------------------------
   REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS, DIRECTORS AND TRUSTEES OF NATIONS FUNDS

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, the statement of cash flows for Nations Treasury Fund, the statements of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Prime Fund, Nations Government Money Market Fund, Nations Treasury Fund and Nations Tax Exempt Fund (collectively referred to as the "Funds") at March 31, 1997 and the results of each of their operations, the cash flows for Nations Treasury Fund, the changes in each of their net assets and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1997 by correspondence with the custodian and brokers and the application of alternative procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
May 15, 1997

NATIONS FUNDS
--------------------------------------------------------------------------------
   TAX INFORMATION (UNAUDITED)

For the period ended March 31, 1997, all of the distributions made from investment income of Nations Tax Exempt Fund, are tax exempt for regular Federal income tax purposes. A portion of this income may be subject to Federal Alternative Minimum Tax.

                   THE NATIONS FUNDS FAMILY

                   EQUITY FUNDS
                   GROWTH
                   Nations Emerging Markets Fund
                   Nations Pacific Growth Fund
                   Nations International Equity Fund
                   Nations Managed Smallcap Index Fund
                   Nations Emerging Growth Fund
                   Nations Disciplined Equity Fund
                   Nations Capital Growth Fund

                   GROWTH AND INCOME
                   Nations Value Fund
                   Nations Managed Index Fund
                   Nations Equity Index Fund
                   Nations Equity Income Fund
                   Nations Balanced Assets Fund

                   LIFEGOAL PORTFOLIOS
                   LifeGoal Growth Portfolio
                   LifeGoal Balanced Growth Portfolio
                   LifeGoal Income and Growth Portfolio

                   BOND FUNDS
                   INCOME
                   Nations Global Government Income Fund
                   Nations Diversified Income Fund
                   Nations Strategic Fixed Income Fund
                   Nations Government Securities Fund
                   Nations Short-Intermediate Government Fund
                   Nations Short-Term Income Fund

                   TAX-EXEMPT INCOME
                   Nations Municipal Income Fund
                   Nations Intermediate Municipal Bond Fund
                   Nations Short-Term Municipal Income Fund
                   Nations Florida Municipal Bond Fund
                   Nations Florida Intermediate Municipal Bond Fund Nations Georgia Municipal Bond Fund
                   Nations Georgia Intermediate Municipal Bond Fund Nations Maryland Municipal Bond Fund
                   Nations Maryland Intermediate Municipal Bond Fund Nations North Carolina Municipal Bond Fund
                   Nations North Carolina Intermediate Municipal Bond Fund Nations South Carolina Municipal Bond Fund
                   Nations South Carolina Intermediate Municipal Bond Fund Nations Tennessee Municipal Bond Fund
                   Nations Tennessee Intermediate Municipal Bond Fund Nations Texas Municipal Bond Fund
                   Nations Texas Intermediate Municipal Bond Fund
                   Nations Virginia Municipal Bond Fund
                   Nations Virginia Intermediate Municipal Bond Fund

                   MONEY MARKET FUNDS
                   Nations Prime Fund
                   Nations Government Money Market Fund
                   Nations Treasury Fund
                   Nations Tax Exempt Fund

For more complete information on Nations Funds mutual funds, including charges and expenses, please contact Nations Funds or your Investment Representative for a current prospectus. Please read the prospectus carefully before you invest or send money.

This report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

NATIONS                                                 BULK RATE
FUNDS                                                  U.S. POSTAGE
P.O. Box 34602                                             PAID
Charlotte, NC 28234-4602                               N READING, MA
Toll Free 1-800-982-2271                                PERMIT NO.
                                                           105




AR2 IN-96117-397